NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

To

Policyholders

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-7 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)1

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)1

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)1

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)1

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)1

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)1

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)1

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)1

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 28, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	13,862	$179,020	$207,098	$-	$207,098	$8	$207,090
ALVIVB	1,025	14,447	16,004	-	16,004	3	16,001
ALVSVA	111,886	2,068,031	2,624,835	84	2,624,919	-	2,624,919
ACVIP1	53,937	585,339	617,574	11	617,585	-	617,585
ACVIP2	96,658	994,042	1,103,839	-	1,103,839	3	1,103,836
ACVMV1	180,084	3,534,640	4,505,691	79	4,505,770	-	4,505,770
BRVGA1	110,559	1,873,353	1,966,845	90	1,966,935	-	1,966,935
BRVHYI	41,500	310,118	314,984	1,161	316,145	-	316,145
MLVGA2	264,736	4,760,448	4,688,475	5	4,688,480	-	4,688,480
DSIF	122,825	6,070,444	9,556,986	130	9,557,116	-	9,557,116
DVSCS	189,039	3,179,133	4,451,869	35	4,451,904	-	4,451,904
DWVSVS	7,586	264,795	343,360	14	343,374	-	343,374
DFVGB	23,445	249,494	244,769	-	244,769	27	244,742
DFVGMI	7,543	100,896	119,032	-	119,032	8	119,024
DFVIPS	15,924	170,258	179,943	30	179,973	-	179,973
DFVIS	19,689	238,549	268,946	9	268,955	-	268,955
DFVIV	15,436	169,904	206,068	3	206,071	-	206,071
DFVSTF	20,259	206,642	206,238	3	206,241	-	206,241
DFVULV	15,616	401,364	517,212	27	517,239	-	517,239
DFVUTV	20,471	421,616	482,490	25	482,515	-	482,515
DSGIBA	31,433	735,300	841,785	6	841,791	-	841,791
FQB	114,274	1,273,032	1,286,728	12	1,286,740	-	1,286,740
FCS	23,302	1,119,555	1,258,300	26	1,258,326	-	1,258,326
FEIS	257,924	5,710,399	6,698,298	49	6,698,347	-	6,698,347
FEMS	32,963	459,256	415,669	40	415,709	-	415,709
FF10S	67,065	821,501	967,753	4	967,757	-	967,757
FF20S	274,561	3,714,922	4,220,001	-	4,220,001	7	4,219,994
FF30S	334,152	4,678,897	5,974,637	22	5,974,659	-	5,974,659
FGS	102,373	8,070,466	10,411,292	102	10,411,394	-	10,411,394
FIGBS	324,258	4,192,281	4,273,720	50	4,273,770	-	4,273,770
FMCS	247,062	8,420,143	10,038,136	-	10,038,136	462	10,037,674
FNRS2	238,975	3,863,497	3,749,524	142	3,749,666	-	3,749,666
FOS	121,638	2,656,882	3,543,327	80	3,543,407	-	3,543,407
FRESS	5,620	107,410	133,252	2	133,254	-	133,254
FVSS	16,963	223,308	277,346	-	277,346	7	277,339
FTVDM2	131,611	1,134,802	1,404,293	8	1,404,301	-	1,404,301
FTVFA1	10,834	65,914	65,219	24	65,243	-	65,243
FTVFA2	125,671	738,358	749,001	-	749,001	6	748,995
FTVGB1	44,091	716,670	609,338	48	609,386	-	609,386
FTVGI2	136,011	2,108,907	1,785,827	1	1,785,828	-	1,785,828
FTVIS1	18,864	301,741	329,548	-	329,548	37	329,511
FTVIS2	157,092	2,368,543	2,632,868	-	2,632,868	7	2,632,861
FTVSVI	345,575	5,738,849	6,368,952	86	6,369,038	-	6,369,038
TIF2	132,025	1,852,242	1,794,224	19	1,794,243	-	1,794,243
GVGMNS	2,989	36,736	38,442	8	38,450	-	38,450
GVMSAS	1,497	14,183	14,611	3	14,614	-	14,614
RVARS	6,333	157,641	171,056	9	171,065	-	171,065
ACEG	10,812	754,700	958,298	22	958,320	-	958,320
AVMCCI	5,680	69,189	73,671	-	73,671	-	73,671
IVBRA1	183,240	1,950,783	1,971,666	3	1,971,669	-	1,971,669
OVAG	16,416	1,336,640	1,881,780	26	1,881,806	-	1,881,806
OVGS	113,631	4,759,810	6,501,971	41	6,502,012	-	6,502,012
OVIG	770,164	1,960,829	2,248,878	76	2,248,954	-	2,248,954
OVSB	83,552	410,389	371,804	-	371,804	4	371,800
OVSC	104,595	2,521,516	3,291,594	8	3,291,602	-	3,291,602
WRASP	404,068	3,818,130	4,116,973	65	4,117,038	-	4,117,038
WRBDP	996	5,421	5,606	23	5,629	-	5,629
WRBP	1,046	8,381	9,824	12	9,836	-	9,836
WRGNR	745	3,041	3,067	26	3,093	-	3,093
WRHIP	225,023	768,647	763,412	31	763,443	-	763,443

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
WRMCG	93,734	1,397,507	1,672,386	31	1,672,417	-	1,672,417
WRPAP	4,254	20,247	23,253	77	23,330	-	23,330
WRPMAP	3,369	17,325	19,055	-	19,055	15	19,040
WRSCP	558	5,663	6,099	25	6,124	-	6,124
WRSTP	461	12,704	13,612	51	13,663	-	13,663
JACAS	101,280	4,286,948	5,736,493	65	5,736,558	-	5,736,558
JAEI	23,486	1,898,666	2,360,548	23	2,360,571	-	2,360,571
JAGTS	387,742	6,849,717	8,107,675	69	8,107,744	-	8,107,744
JAIGS	68,369	1,837,052	2,804,513	10	2,804,523	-	2,804,523
LOVTRC	44,517	755,880	750,105	39	750,144	-	750,144
MNDIC	83,608	1,891,190	1,948,075	3	1,948,078	-	1,948,078
MV2IGI	65,494	1,360,146	1,805,677	-	1,805,677	2	1,805,675
MV3MVI	10,641	107,145	118,006	3	118,009	-	118,009
MVFIC	417,894	8,081,294	10,330,345	59	10,330,404	-	10,330,404
MVIGIC	4,118	63,623	69,094	-	69,094	7	69,087
MVIVIC	26,748	761,360	1,006,278	36	1,006,314	-	1,006,314
MVIVSC	82,064	2,187,611	3,033,084	-	3,033,084	4	3,033,080
MSVFI	50,362	546,247	527,286	8	527,294	-	527,294
DTRTFB	4,121	40,897	40,712	3	40,715	-	40,715
EIF	223,122	3,707,661	5,084,953	26	5,084,979	-	5,084,979
GBF	268,221	2,942,598	2,915,561	11	2,915,572	-	2,915,572
GEM	240,009	2,912,241	3,297,722	37	3,297,759	-	3,297,759
GIG	55,744	594,365	710,737	83	710,820	-	710,820
GVAAA2	418,540	10,610,030	12,598,055	3	12,598,058	-	12,598,058
GVABD2	83,807	984,195	1,024,965	11	1,024,976	-	1,024,976
GVAGG2	110,397	3,522,122	5,025,270	57	5,025,327	-	5,025,327
GVAGI2	40,334	2,205,902	2,736,252	-	2,736,252	5	2,736,247
GVAGR2	70,756	6,179,055	10,224,897	16	10,224,913	-	10,224,913
GVDMA	3,543,433	44,981,343	52,088,468	-	52,088,468	8	52,088,460
GVDMC	91,417	1,000,575	1,086,031	5	1,086,036	-	1,086,036
GVEX1	754,648	14,559,204	21,084,875	20	21,084,895	-	21,084,895
GVIDA	801,540	9,956,897	11,870,810	-	11,870,810	18	11,870,792
GVIDC	82,126	824,398	882,036	-	882,036	4	882,032
GVIDM	1,766,408	21,477,546	23,210,597	-	23,210,597	1	23,210,596
GVIX2	46,588	441,971	520,854	18	520,872	-	520,872
HIBF	220,990	1,439,242	1,447,481	11	1,447,492	-	1,447,492
IDPG	9,654	110,739	125,113	-	125,113	1	125,112
IDPGI	9,050	98,718	108,603	5	108,608	-	108,608
MCIF	211,704	4,881,312	5,857,853	63	5,857,916	-	5,857,916
MSBF	216,872	1,977,029	1,984,383	38	1,984,421	-	1,984,421
NCPG	49,552	545,095	647,155	2	647,157	-	647,157
NCPGI	11,635	123,272	141,019	6	141,025	-	141,025
NVAMV1	201,699	3,041,190	4,007,762	7	4,007,769	-	4,007,769
NVAMVX	233,019	3,233,958	4,623,099	6	4,623,105	-	4,623,105
NVBX	90,741	972,614	970,025	-	970,025	5	970,020
NVCBD1	59,516	654,057	642,775	5	642,780	-	642,780
NVCCA1	527,474	5,659,005	6,466,831	30	6,466,861	-	6,466,861
NVCCN1	83,230	846,717	944,658	2	944,660	-	944,660
NVCMA1	1,676,266	15,744,314	18,824,465	84	18,824,549	-	18,824,549
NVCMC1	32,925	350,051	397,405	-	397,405	9	397,396
NVCMD1	511,320	5,400,752	6,299,467	10	6,299,477	-	6,299,477
NVCRA1	512,462	4,992,747	6,682,500	33	6,682,533	-	6,682,533
NVCRB1	234,634	2,584,516	2,928,232	122	2,928,354	-	2,928,354
NVDBL2	30,619	488,496	530,935	7	530,942	-	530,942
NVDBLP	37,040	572,860	640,784	36	640,820	-	640,820
NVDCA2	7,845	133,946	158,545	-	158,545	9	158,536
NVDCAP	56,315	1,019,648	1,133,059	11	1,133,070	-	1,133,070
NVDMAP	141,015	1,805,113	2,056,001	18	2,056,019	-	2,056,019
NVDMCP	43,081	477,643	508,358	-	508,358	4	508,354
NVFIII	593	6,621	6,511	-	6,511	2	6,509

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVGEII	1,184	14,161	19,270	4	19,274	-	19,274
NVIDAP	147,327	1,837,524	2,168,656	35	2,168,691	-	2,168,691
NVIDCP	37,290	372,638	399,005	189	399,194	-	399,194
NVIDMP	613,960	7,548,727	8,024,455	103	8,024,558	-	8,024,558
NVIE6	16,832	162,210	212,589	-	212,589	9	212,580
NVIX	136,851	1,372,702	1,532,737	47	1,532,784	-	1,532,784
NVLCP1	198,703	2,345,959	2,283,099	93	2,283,192	-	2,283,192
NVMIG1	323,386	3,623,201	3,738,347	31	3,738,378	-	3,738,378
NVMIVX	173,948	1,673,126	2,002,139	-	2,002,139	51	2,002,088
NVMLG1	883,436	8,863,388	9,258,413	22	9,258,435	-	9,258,435
NVMMG1	455,362	5,063,986	5,263,986	88	5,264,074	-	5,264,074
NVMMV1	14,211	120,901	135,288	2	135,290	-	135,290
NVMMV2	339,721	3,156,750	3,257,923	-	3,257,923	-	3,257,923
NVNMO1	139,762	1,475,820	2,117,387	-	2,117,387	213	2,117,174
NVNSR2	229,019	3,062,774	3,623,079	49	3,623,128	-	3,623,128
NVOLG1	1,602,375	31,495,150	38,505,068	-	38,505,068	93	38,504,975
NVRE1	495,402	3,395,008	5,226,495	15	5,226,510	-	5,226,510
NVSIX2	144,002	1,304,883	1,458,741	102	1,458,843	-	1,458,843
NVSTB1	11,995	124,748	123,073	-	123,073	66	123,007
NVSTB2	109,704	1,138,129	1,121,179	-	1,121,179	1	1,121,178
NVTIV3	152,052	1,759,732	1,763,807	-	1,763,807	2	1,763,805
SAM	7,684,549	7,684,549	7,684,549	2	7,684,551	-	7,684,551
SAM5	503,838	503,838	503,838	104	503,942	-	503,942
SCF	134,257	2,584,651	3,475,926	10	3,475,936	-	3,475,936
SCGF	101,955	1,786,298	2,025,844	33	2,025,877	-	2,025,877
SCVF	123,197	1,243,022	1,426,617	-	1,426,617	8	1,426,609
TRF	189,564	3,283,245	5,159,936	6	5,159,942	-	5,159,942
AMMCGS	7,962	211,476	286,808	-	286,808	4	286,804
AMSRS	32,336	767,319	1,197,407	4	1,197,411	-	1,197,411
AMTB	106,510	1,121,815	1,116,228	1	1,116,229	-	1,116,229
NOTB3	33,222	384,130	422,917	3	422,920	-	422,920
NOTG3	33,373	392,547	435,181	-	435,181	4	435,177
NOTMG3	20,999	251,422	281,598	-	281,598	3	281,595
PMVAAA	60,303	632,290	694,086	1	694,087	-	694,087
PMVFBA	47,444	480,490	435,064	7	435,071	-	435,071
PMVLDA	275,178	2,811,211	2,815,067	107	2,815,174	-	2,815,174
PMVRSA	30,787	214,871	238,294	-	238,294	3	238,291
PVEIB	19,510	509,051	601,293	-	601,293	6	601,287
PVGOB	48,318	573,940	774,052	-	774,052	15	774,037
TRHS2	84,341	4,054,165	5,160,819	-	5,160,819	36	5,160,783
TRHSP	44,550	2,279,754	2,883,283	52	2,883,335	-	2,883,335
VWHA	76,510	1,619,861	2,035,927	84	2,036,011	-	2,036,011
VRVDRI	4,429	90,376	112,095	5	112,100	-	112,100
WFVSCG	63,235	783,866	887,814	-	887,814	2	887,812

Total (unaudited)			$520,630,726	$5,264	$520,635,990	$1,189	$520,634,801

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVDAA	ALVIVB	ALVSVA	ACVIP1	ACVIP2	ACVMV1	BRVGA1
Reinvested dividends	$3,840,595	3,721	250	19,260	14,817	33,467	49,127	17,918

Net investment income (loss)	3,840,595	3,721	250	19,260	14,817	33,467	49,127	17,918

Realized gain (loss) on investments	10,968,842	705	-	50,974	10,929	12,758	73,055	22,270
Change in unrealized gain (loss) on investments	43,581,969	12,975	839	646,754	1,789	20,307	741,615	(188,769)

Net gain (loss) on investments	54,550,811	13,680	839	697,728	12,718	33,065	814,670	(166,499)

Reinvested capital gains	18,469,975	-	-	-	-	-	-	271,225

Net increase (decrease) in contract owners’ equity resulting from operations	$76,861,381	17,401	1,089	716,988	27,535	66,532	863,797	122,644

Investment Activity*:	BRVHYI	MLVGA2	DCAP	DSIF	DVSCS	DWVSVS	DFVGB	DFVGMI
Reinvested dividends	$20,869	34,318	7,369	98,514	28,553	2,038	1,823	1,682

Net investment income (loss)	20,869	34,318	7,369	98,514	28,553	2,038	1,823	1,682

Realized gain (loss) on investments	13,752	133,221	601,953	215,337	42,160	89	(468)	1,816
Change in unrealized gain (loss) on investments	(10,925)	(544,631)	(349,756)	1,449,547	817,423	91,860	(3,880)	7,441

Net gain (loss) on investments	2,827	(411,410)	252,197	1,664,884	859,583	91,949	(4,348)	9,257

Reinvested capital gains	894	644,763	184,791	374,926	58,468	-	24	3,770

Net increase (decrease) in contract owners’ equity resulting from operations	$24,590	267,671	444,357	2,138,324	946,604	93,987	(2,501)	14,709

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	DFVIPS	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA	FQB
Reinvested dividends	$8,114	6,735	8,056	13	8,514	6,457	17,068	30,880

Net investment income (loss)	8,114	6,735	8,056	13	8,514	6,457	17,068	30,880

Realized gain (loss) on investments	4,047	436	691	(304)	4,261	5,655	(38)	(814)
Change in unrealized gain (loss) on investments	(3,900)	7,886	21,844	(189)	97,109	46,010	48,814	(57,916)

Net gain (loss) on investments	147	8,322	22,535	(493)	101,370	51,665	48,776	(58,730)

Reinvested capital gains	1,457	18,164	-	-	-	32,431	10,323	10,710

Net increase (decrease) in contract owners’ equity resulting from operations	$9,718	33,221	30,591	(480)	109,884	90,553	76,167	(17,140)

Investment Activity*:	FCS	FEIS	FEMS	FF10S	FF20S	FF30S	FGS	FIGBS
Reinvested dividends	$398	115,222	8,664	9,153	41,669	57,603	-	84,946

Net investment income (loss)	398	115,222	8,664	9,153	41,669	57,603	-	84,946

Realized gain (loss) on investments	40,578	59,281	5,197	16,473	114,668	153,887	421,276	63,312
Change in unrealized gain (loss) on investments	57,024	484,213	(75,322)	(4,591)	(8,176)	201,618	(432,731)	(303,426)

Net gain (loss) on investments	97,602	543,494	(70,125)	11,882	106,492	355,505	(11,455)	(240,114)

Reinvested capital gains	130,766	708,317	40,497	33,239	224,944	239,299	2,027,399	121,328

Net increase (decrease) in contract owners’ equity resulting from operations	$228,766	1,367,033	(20,964)	54,274	373,105	652,407	2,015,944	(33,840)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FMCS	FNRS2	FOS	FRESS	FVSS	FTVDM2	FTVFA1	FTVFA2
Reinvested dividends	$48,393	76,995	14,831	1,180	3,729	13,374	1,263	12,517

Net investment income (loss)	48,393	76,995	14,831	1,180	3,729	13,374	1,263	12,517

Realized gain (loss) on investments	226,270	(123,476)	57,769	1,167	6,180	36,802	(1,638)	(5,672)
Change in unrealized gain (loss) on investments	353,877	1,301,707	264,235	34,846	32,344	(163,848)	7,394	72,710

Net gain (loss) on investments	580,147	1,178,231	322,004	36,013	38,524	(127,046)	5,756	67,038

Reinvested capital gains	1,520,215	-	248,135	704	22,128	30,651	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,148,755	1,255,226	584,970	37,897	64,381	(83,021)	7,019	79,555

Investment Activity*:	FTVGB1	FTVGI2	FTVIS1	FTVIS2	FTVRDI	FTVSVI	TIF2	GVGMNS
Reinvested dividends	$-	-	17,267	117,440	38,470	70,059	33,151	-

Net investment income (loss)	-	-	17,267	117,440	38,470	70,059	33,151	-

Realized gain (loss) on investments	(37,554)	(46,903)	3,515	(2,710)	1,149,359	(152,382)	(23,245)	175
Change in unrealized gain (loss) on investments	4,874	(48,808)	33,574	268,651	(470,300)	1,339,837	57,215	149

Net gain (loss) on investments	(32,680)	(95,711)	37,089	265,941	679,059	1,187,455	33,970	324

Reinvested capital gains	-	-	-	-	116,467	156,251	-	4,619

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,680)	(95,711)	54,356	383,381	833,996	1,413,765	67,121	4,943

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVMSAS	RVARS	ACEG	AVMCCI	IVBRA1	OVAG	OVGI	OVGS
Reinvested dividends	$217	-	-	313	61,090	-	42,252	-

Net investment income (loss)	217	-	-	313	61,090	-	42,252	-

Realized gain (loss) on investments	62	543	24,972	(106)	(1,111)	39,152	1,345,027	99,155
Change in unrealized gain (loss) on investments	230	7,324	(29,044)	13,827	42,003	74,436	(286,660)	453,863

Net gain (loss) on investments	292	7,867	(4,072)	13,721	40,892	113,588	1,058,367	553,018

Reinvested capital gains	-	4,073	110,121	-	60,851	190,425	344,440	323,433

Net increase (decrease) in contract owners’ equity resulting from operations	$509	11,940	106,049	14,034	162,833	304,013	1,445,059	876,451

Investment Activity*:	OVIG	OVSB	OVSC	WRASP	WRBDP	WRBP	WRGNR	WRHIP
Reinvested dividends	$-	17,429	11,911	64,244	102	86	41	44,692

Net investment income (loss)	-	17,429	11,911	64,244	102	86	41	44,692

Realized gain (loss) on investments	13,208	(2,434)	101,954	(1,288)	(2)	108	(8)	(1,746)
Change in unrealized gain (loss) on investments	(18,675)	(27,407)	316,671	(78,319)	(353)	571	553	1,482

Net gain (loss) on investments	(5,467)	(29,841)	418,625	(79,607)	(355)	679	545	(264)

Reinvested capital gains	176,543	-	200,312	414,542	208	526	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$171,076	(12,412)	630,848	399,179	(45)	1,291	586	44,428

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRMCG	WRPAP	WRPMAP	WRSCP	WRSTP	JACAS	JAEI	JAGTS
Reinvested dividends	$-	342	317	56	-	-	6,760	8,258

Net investment income (loss)	-	342	317	56	-	-	6,760	8,258

Realized gain (loss) on investments	178,410	(38)	(22)	15	164	327,470	32,301	804,927
Change in unrealized gain (loss) on investments	(91,869)	2,268	1,535	(534)	(2,195)	89,695	114,371	(591,116)

Net gain (loss) on investments	86,541	2,230	1,513	(519)	(2,031)	417,165	146,672	213,811

Reinvested capital gains	179,657	1,007	790	688	3,777	672,369	178,387	946,808

Net increase (decrease) in contract owners’ equity resulting from operations	$266,198	3,579	2,620	225	1,746	1,089,534	331,819	1,168,877

Investment Activity*:	JAIGS	LOVTRC	MNDIC	MV2IGI	MV3MVI	MVFIC	MVIGIC	MVIVIC
Reinvested dividends	$28,297	14,647	-	4,086	854	128,616	366	3,248

Net investment income (loss)	28,297	14,647	-	4,086	854	128,616	366	3,248

Realized gain (loss) on investments	114,464	1,376	136,930	29,853	1,939	309,824	1,491	30,028
Change in unrealized gain (loss) on investments	188,796	(22,305)	(399,390)	133,155	10,113	1,567,919	1,399	38,772

Net gain (loss) on investments	303,260	(20,929)	(262,460)	163,008	12,052	1,877,743	2,890	68,800

Reinvested capital gains	-	5,011	309,921	217,592	724	214,179	2,985	25,451

Net increase (decrease) in contract owners’ equity resulting from operations	$331,557	(1,271)	47,461	384,686	13,630	2,220,538	6,241	97,499

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MVIVSC	MSVFI	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2
Reinvested dividends	$4,114	21,558	911	63,724	49,245	33,829	18,041	131,909

Net investment income (loss)	4,114	21,558	911	63,724	49,245	33,829	18,041	131,909

Realized gain (loss) on investments	79,731	2,110	46	137,170	12,206	101,188	58,678	133,640
Change in unrealized gain (loss) on investments	128,484	(61,137)	(1,210)	587,496	(123,723)	(392,531)	23,918	1,254,255

Net gain (loss) on investments	208,215	(59,027)	(1,164)	724,666	(111,517)	(291,343)	82,596	1,387,895

Reinvested capital gains	79,774	35,732	113	49,797	-	-	-	72,193

Net increase (decrease) in contract owners’ equity resulting from operations	$292,103	(1,737)	(140)	838,187	(62,272)	(257,514)	100,637	1,591,997

Investment Activity*:	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA
Reinvested dividends	$19,792	-	26,658	-	78,693	2,196	408,174	14,536

Net investment income (loss)	19,792	-	26,658	-	78,693	2,196	408,174	14,536

Realized gain (loss) on investments	1,036	204,233	60,910	242,580	969,791	1,553	444,458	251,298
Change in unrealized gain (loss) on investments	(33,165)	390,955	372,857	1,444,016	4,553,891	55,477	3,469,399	1,128,061

Net gain (loss) on investments	(32,129)	595,188	433,767	1,686,596	5,523,682	57,030	3,913,857	1,379,359

Reinvested capital gains	5,508	129,238	46,091	159,804	760,512	8,991	131,010	187,403

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,829)	724,426	506,516	1,846,400	6,362,887	68,217	4,453,041	1,581,298

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVIDC	GVIDM	GVIX2	HIBF	IDPG	IDPGI	MCIF	MSBF
Reinvested dividends	$1,984	44,110	14,104	68,363	500	436	66,850	107,629

Net investment income (loss)	1,984	44,110	14,104	68,363	500	436	66,850	107,629

Realized gain (loss) on investments	30	373,681	16,537	270	723	197	25,238	6,662
Change in unrealized gain (loss) on investments	16,275	1,576,475	24,338	2,148	7,435	4,175	954,978	(15,891)

Net gain (loss) on investments	16,305	1,950,156	40,875	2,418	8,158	4,372	980,216	(9,229)

Reinvested capital gains	5,330	263,753	-	-	4,304	2,328	96,168	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,619	2,258,019	54,979	70,781	12,962	7,136	1,143,234	98,400

Investment Activity*:	NCPG	NCPGI	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1	NVCCN1
Reinvested dividends	$1,994	429	47,181	57,343	19,368	12,551	16,528	1,998

Net investment income (loss)	1,994	429	47,181	57,343	19,368	12,551	16,528	1,998

Realized gain (loss) on investments	14,033	970	153,411	102,686	739	114	(8,509)	(45)
Change in unrealized gain (loss) on investments	70,902	11,041	999,138	998,673	(42,388)	(37,381)	851,799	36,646

Net gain (loss) on investments	84,935	12,011	1,152,549	1,101,359	(41,649)	(37,267)	843,290	36,601

Reinvested capital gains	-	-	-	-	3,646	17,900	-	2,083

Net increase (decrease) in contract owners’ equity resulting from operations	$86,929	12,440	1,199,730	1,158,702	(18,635)	(6,816)	859,818	40,682

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDBLP	NVDCA2
Reinvested dividends	$43,010	961	16,391	12,032	7,381	1,265	2,238	262

Net investment income (loss)	43,010	961	16,391	12,032	7,381	1,265	2,238	262

Realized gain (loss) on investments	(66,026)	2,258	25,362	34,393	(1,825)	24,646	1,188	21,923
Change in unrealized gain (loss) on investments	2,964,539	30,961	753,584	1,093,758	283,137	20,915	38,334	7,240

Net gain (loss) on investments	2,898,513	33,219	778,946	1,128,151	281,312	45,561	39,522	29,163

Reinvested capital gains	-	96	-	-	-	6,009	5,599	2,340

Net increase (decrease) in contract owners’ equity resulting from operations	$2,941,523	34,276	795,337	1,140,183	288,693	52,835	47,359	31,765

Investment Activity*:	NVDCAP	NVDMAP	NVDMCP	NVFIII	NVGEII	NVIDAP	NVIDCP	NVIDMP
Reinvested dividends	$3,779	5,955	2,043	58	215	4,988	1,584	31,727

Net investment income (loss)	3,779	5,955	2,043	58	215	4,988	1,584	31,727

Realized gain (loss) on investments	12,952	13,861	(115)	55	408	1,112	306	2,200
Change in unrealized gain (loss) on investments	72,307	207,926	26,233	(283)	2,802	246,817	6,601	513,726

Net gain (loss) on investments	85,259	221,787	26,118	(228)	3,210	247,929	6,907	515,926

Reinvested capital gains	15,717	28,963	4,245	2	10	34,340	2,388	86,908

Net increase (decrease) in contract owners’ equity resulting from operations	$104,755	256,705	32,406	(168)	3,435	287,257	10,879	634,561

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVIE6	NVIX	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV1
Reinvested dividends	$4,913	44,304	41,536	15,483	65,997	-	6,832	1,123

Net investment income (loss)	4,913	44,304	41,536	15,483	65,997	-	6,832	1,123

Realized gain (loss) on investments	7,334	25,673	34,387	15,944	34,701	(144,030)	128,842	(10,201)
Change in unrealized gain (loss) on investments	12,735	70,745	(106,420)	(208,938)	82,442	1,463,859	(1,134,119)	38,913

Net gain (loss) on investments	20,069	96,418	(72,033)	(192,994)	117,143	1,319,829	(1,005,277)	28,712

Reinvested capital gains	-	-	18,453	131,508	-	1,409,294	757,788	-

Net increase (decrease) in contract owners’ equity resulting from operations	$24,982	140,722	(12,044)	(46,003)	183,140	2,729,123	(240,657)	29,835

Investment Activity*:	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSIX2	NVSTB1	NVSTB2
Reinvested dividends	$23,190	5,952	10,716	170,164	48,590	11,737	1,581	11,892

Net investment income (loss)	23,190	5,952	10,716	170,164	48,590	11,737	1,581	11,892

Realized gain (loss) on investments	(18,919)	7,788	17,825	(27,672)	43,962	(65,799)	(29)	(1,247)
Change in unrealized gain (loss) on investments	629,184	393,770	359,045	5,911,557	1,630,498	208,894	(2,088)	(18,001)

Net gain (loss) on investments	610,265	401,558	376,870	5,883,885	1,674,460	143,095	(2,117)	(19,248)

Reinvested capital gains	-	39,037	387,522	398,099	-	27,979	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$633,455	446,547	775,108	6,452,148	1,723,050	182,811	(536)	(7,356)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVTIV3	SAM	SCF	SCGF	SCVF	TRF	AMMCGS	AMSRS
Reinvested dividends	$42,811	3	-	-	-	37,147	-	4,225

Net investment income (loss)	42,811	3	-	-	-	37,147	-	4,225

Realized gain (loss) on investments	(3,391)	-	(6,143)	88,928	(50,464)	192,436	3,626	35,009
Change in unrealized gain (loss) on investments	138,688	-	815,614	(65,205)	415,194	502,021	(4,089)	173,099

Net gain (loss) on investments	135,297	-	809,471	23,723	364,730	694,457	(463)	208,108

Reinvested capital gains	-	-	33,905	173,036	-	220,576	33,067	21,603

Net increase (decrease) in contract owners’ equity resulting from operations	$178,108	3	843,376	196,759	364,730	952,180	32,604	233,936

Investment Activity*:	AMTB	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVLDA	PMVRSA
Reinvested dividends	$28,638	4,109	3,965	2,743	73,185	26,431	14,854	8,389

Net investment income (loss)	28,638	4,109	3,965	2,743	73,185	26,431	14,854	8,389

Realized gain (loss) on investments	603	3,163	2,119	2,419	2,276	(842)	1,858	(67)
Change in unrealized gain (loss) on investments	(22,055)	25,872	39,192	21,576	20,653	(61,265)	(43,158)	27,826

Net gain (loss) on investments	(21,452)	29,035	41,311	23,995	22,929	(62,107)	(41,300)	27,759

Reinvested capital gains	-	-	-	-	-	767	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,186	33,144	45,276	26,738	96,114	(34,909)	(26,446)	36,148

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVTRA	PVEIB	PVGOB	TRHS2	TRHSP	VWHA	VRVDRI	WFVSCG
Reinvested dividends	$22,686	4,396	-	-	-	9,264	991	-

Net investment income (loss)	22,686	4,396	-	-	-	9,264	991	-

Realized gain (loss) on investments	(21,083)	2,076	27,305	182,467	148,968	48,219	154	59,152
Change in unrealized gain (loss) on investments	(83,566)	70,924	49,518	93,346	18,636	276,300	32,897	(86,557)

Net gain (loss) on investments	(104,649)	73,000	76,823	275,813	167,604	324,519	33,051	(27,405)

Reinvested capital gains	62,281	13,686	56,727	326,732	177,383	-	1,784	108,728

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,682)	91,082	133,550	602,545	344,987	333,783	35,826	81,323

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVDAA		ALVIVB		ALVSVA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,840,595	4,610,675	3,721	2,899	250	494	19,260	18,213
Realized gain (loss) on investments	10,968,842	(1,838,693)	705	1,741	-	(5,357)	50,974	(311,892)
Change in unrealized gain (loss) on investments	43,581,969	30,852,399	12,975	7,287	839	(971)	646,754	128,197
Reinvested capital gains	18,469,975	23,388,345	-	-	-	-	-	83,371

Net increase (decrease) in contract owners’ equity resulting from operations	76,861,381	57,012,726	17,401	11,927	1,089	(5,834)	716,988	(82,111)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	18,332,979	19,629,795	727	890	190	(38,073)	77,028	104,848
Transfers between funds	-	-	4,117	1,181	3,974	-	(68,295)	(489,645)
Surrenders (notes 2, 3, 4, 5 and 6)	(29,942,046)	(41,464,864)	7,513	39,672	674	970	(160,107)	(89,922)
Adjustments to maintain reserves	(2,474)	(11,257)	(4)	(9)	3	(5)	64	3

Net equity transactions	(11,611,541)	(21,846,326)	12,353	41,734	4,841	(37,108)	(151,310)	(474,716)

Net change in contract owners’ equity	65,249,840	35,166,400	29,754	53,661	5,930	(42,942)	565,678	(556,827)
Contract owners’ equity at beginning of period	455,384,961	420,218,561	177,336	123,675	10,071	53,013	2,059,241	2,616,068

Contract owners’ equity at end of period	$520,634,801	455,384,961	207,090	177,336	16,001	10,071	2,624,919	2,059,241

CHANGE IN UNITS:
Beginning units	17,967,986	18,470,451	11,130	8,152	1,092	5,875	78,373	102,920
Units purchased	1,973,151	3,101,108	1,055	4,671	494	(4,785)	3,185	6,951
Units surrendered	(2,380,051)	(3,603,573)	(334)	(1,693)	(21)	2	(8,072)	(31,498)

Ending units	17,561,086	17,967,986	11,851	11,130	1,565	1,092	73,486	78,373

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIP1		ACVIP2		ACVMV1		BRVGA1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$14,817	5,820	33,467	14,718	49,127	63,772	17,918	21,448
Realized gain (loss) on investments	10,929	3,256	12,758	(2,802)	73,055	(43,804)	22,270	(558)
Change in unrealized gain (loss) on investments	1,789	25,251	20,307	91,607	741,615	(33,636)	(188,769)	216,943
Reinvested capital gains	-	-	-	-	-	-	271,225	87,124

Net increase (decrease) in contract owners’ equity resulting from operations	27,535	34,327	66,532	103,523	863,797	(13,668)	122,644	324,957

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	288,015	17,164	45,180	44,929	196,659	220,951	111,639	142,121
Transfers between funds	(59,762)	9,593	61,346	(47,823)	(130,245)	(405,887)	(66,544)	6,804
Surrenders (notes 2, 3, 4, 5 and 6)	(12,884)	(51,820)	(131,903)	(283,675)	(206,371)	(310,654)	(67,810)	(89,866)
Adjustments to maintain reserves	(35)	(299)	(5)	9	1,650	7	56	(11)

Net equity transactions	215,334	(25,362)	(25,382)	(286,560)	(138,307)	(495,583)	(22,659)	59,048

Net change in contract owners’ equity	242,869	8,965	41,150	(183,037)	725,490	(509,251)	99,985	384,005
Contract owners’ equity at beginning of period	374,716	365,751	1,062,686	1,245,723	3,780,280	4,289,531	1,866,950	1,482,945

Contract owners’ equity at end of period	$617,585	374,716	1,103,836	1,062,686	4,505,770	3,780,280	1,966,935	1,866,950

CHANGE IN UNITS:
Beginning units	30,376	32,557	59,426	76,317	89,860	103,200	99,266	95,413
Units purchased	23,920	2,510	7,962	3,845	6,428	7,224	6,768	13,285
Units surrendered	(7,338)	(4,691)	(9,302)	(20,736)	(9,354)	(20,564)	(7,995)	(9,432)

Ending units	46,958	30,376	58,086	59,426	86,934	89,860	98,039	99,266

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVHYI		MLVGA2		DCAP		DSIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$20,869	12,193	34,318	32,377	7,369	13,931	98,514	104,354
Realized gain (loss) on investments	13,752	(2,743)	133,221	1,478	601,953	(56,252)	215,337	203,207
Change in unrealized gain (loss) on investments	(10,925)	10,416	(544,631)	371,110	(349,756)	267,799	1,449,547	417,883
Reinvested capital gains	894	-	644,763	150,966	184,791	145,924	374,926	402,988

Net increase (decrease) in contract owners’ equity resulting from operations	24,590	19,866	267,671	555,931	444,357	371,402	2,138,324	1,128,432

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,705	4,680	103,582	143,399	39,999	41,773	256,100	180,500
Transfers between funds	(139,764)	233,315	2,061,130	(150,161)	(2,083,158)	(283,933)	(142,493)	(163,801)
Surrenders (notes 2, 3, 4, 5 and 6)	(7,610)	(30,197)	(914,850)	(390,671)	(144,949)	(329,943)	(299,409)	(309,874)
Adjustments to maintain reserves	(520)	757	(6)	14	(9)	(450)	116	29

Net equity transactions	(144,189)	208,555	1,249,856	(397,419)	(2,188,117)	(572,553)	(185,686)	(293,146)

Net change in contract owners’ equity	(119,599)	228,421	1,517,527	158,512	(1,743,760)	(201,151)	1,952,638	835,286
Contract owners’ equity at beginning of period	435,744	207,323	3,170,953	3,012,441	1,743,760	1,944,911	7,604,478	6,769,192

Contract owners’ equity at end of period	$316,145	435,744	4,688,480	3,170,953	-	1,743,760	9,557,116	7,604,478

CHANGE IN UNITS:
Beginning units	35,001	17,863	123,815	142,097	40,427	55,772	180,791	189,913
Units purchased	8,295	22,301	86,619	8,542	822	2,023	9,569	10,919
Units surrendered	(19,189)	(5,163)	(38,618)	(26,824)	(41,249)	(17,368)	(13,418)	(20,041)

Ending units	24,107	35,001	171,816	123,815	-	40,427	176,942	180,791

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DVSCS		DWVSVS		DFVGB		DFVGMI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$28,553	30,625	2,038	2,574	1,823	57	1,682	1,061
Realized gain (loss) on investments	42,160	30,275	89	(14,525)	(468)	(1,044)	1,816	368
Change in unrealized gain (loss) on investments	817,423	112,054	91,860	(10,590)	(3,880)	3,869	7,441	7,942
Reinvested capital gains	58,468	174,383	-	14,677	24	-	3,770	1,147

Net increase (decrease) in contract owners’ equity resulting from operations	946,604	347,337	93,987	(7,864)	(2,501)	2,882	14,709	10,518

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	98,658	98,550	12,733	13,831	13,084	14,698	6,850	6,639
Transfers between funds	(85,077)	81,146	(12,228)	3,846	41,239	(6,442)	6,348	330
Surrenders (notes 2, 3, 4, 5 and 6)	(176,738)	(407,206)	(38,742)	(21,969)	(23,155)	3,962	(11,179)	(29,319)
Adjustments to maintain reserves	(683)	(492)	20	(2)	(20)	32	(15)	8

Net equity transactions	(163,840)	(228,002)	(38,217)	(4,294)	31,148	12,250	2,004	(22,342)

Net change in contract owners’ equity	782,764	119,335	55,770	(12,158)	28,647	15,132	16,713	(11,824)
Contract owners’ equity at beginning of period	3,669,140	3,549,805	287,604	299,762	216,095	200,963	102,311	114,135

Contract owners’ equity at end of period	$4,451,904	3,669,140	343,374	287,604	244,742	216,095	119,024	102,311

CHANGE IN UNITS:
Beginning units	91,724	98,180	15,516	15,820	18,066	17,046	7,660	9,510
Units purchased	2,601	8,280	663	1,052	4,907	3,407	1,033	777
Units surrendered	(6,098)	(14,736)	(2,356)	(1,356)	(2,297)	(2,387)	(890)	(2,627)

Ending units	88,227	91,724	13,823	15,516	20,676	18,066	7,803	7,660

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVIPS		DFVIS		DFVIV		DFVSTF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,114	1,970	6,735	4,194	8,056	3,735	13	354
Realized gain (loss) on investments	4,047	5,197	436	(6,587)	691	(74,212)	(304)	(614)
Change in unrealized gain (loss) on investments	(3,900)	7,693	7,886	22,049	21,844	19,942	(189)	908
Reinvested capital gains	1,457	1,040	18,164	3,694	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,718	15,900	33,221	23,350	30,591	(50,535)	(480)	648

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,451	46,431	17,449	18,100	16,858	19,806	8,299	9,934
Transfers between funds	(13,960)	17,906	2,677	(2,812)	(3,545)	(46,754)	140,334	(42,482)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,758)	(88,834)	(13,113)	(13,103)	(8,477)	(91,944)	(5,881)	(52,989)
Adjustments to maintain reserves	7	(233)	17	(9)	8	(262)	-	3

Net equity transactions	(18,260)	(24,730)	7,030	2,176	4,844	(119,154)	142,752	(85,534)

Net change in contract owners’ equity	(8,542)	(8,830)	40,251	25,526	35,435	(169,689)	142,272	(84,886)
Contract owners’ equity at beginning of period	188,515	197,345	228,704	203,178	170,636	340,325	63,969	148,855

Contract owners’ equity at end of period	$179,973	188,515	268,955	228,704	206,071	170,636	206,241	63,969

CHANGE IN UNITS:
Beginning units	15,298	17,891	11,438	11,118	11,535	22,600	5,934	13,891
Units purchased	859	6,051	905	3,260	1,006	5,097	13,780	1,199
Units surrendered	(2,324)	(8,644)	(602)	(2,940)	(747)	(16,162)	(546)	(9,156)

Ending units	13,833	15,298	11,741	11,438	11,794	11,535	19,168	5,934

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVULV		DFVUTV		DSGIBA		FQB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,514	8,123	6,457	2,710	17,068	17,013	30,880	31,738
Realized gain (loss) on investments	4,261	152	5,655	(6,184)	(38)	(9,161)	(814)	279
Change in unrealized gain (loss) on investments	97,109	(46,035)	46,010	19,963	48,814	31,795	(57,916)	55,847
Reinvested capital gains	-	-	32,431	-	10,323	12,529	10,710	3,399

Net increase (decrease) in contract owners’ equity resulting from operations	109,884	(37,760)	90,553	16,489	76,167	52,176	(17,140)	91,263

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	27,665	34,242	37,742	25,383	98,607	92,269	46,271	50,152
Transfers between funds	(5,021)	(40,565)	193,893	(5,325)	14,108	8,321	100,340	(48,895)
Surrenders (notes 2, 3, 4, 5 and 6)	(20,676)	(97,340)	(23,848)	(9,582)	(23,626)	(15,636)	(57,731)	(35,771)
Adjustments to maintain reserves	25	(212)	35	(19)	11	3	21	(10)

Net equity transactions	1,993	(103,875)	207,822	10,457	89,100	84,957	88,901	(34,524)

Net change in contract owners’ equity	111,877	(141,635)	298,375	26,946	165,267	137,133	71,761	56,739
Contract owners’ equity at beginning of period	405,362	546,997	184,140	157,194	676,524	539,391	1,214,979	1,158,240

Contract owners’ equity at end of period	$517,239	405,362	482,515	184,140	841,791	676,524	1,286,740	1,214,979

CHANGE IN UNITS:
Beginning units	16,240	21,613	7,950	7,057	46,428	40,081	60,526	62,384
Units purchased	1,103	2,117	8,509	1,875	7,393	9,011	8,126	4,652
Units surrendered	(1,031)	(7,490)	(1,545)	(982)	(1,755)	(2,664)	(3,644)	(6,510)

Ending units	16,312	16,240	14,914	7,950	52,066	46,428	65,008	60,526

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FCS		FEIS		FEMS		FF10S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$398	507	115,222	86,773	8,664	1,523	9,153	10,754
Realized gain (loss) on investments	40,578	1,994	59,281	(72,190)	5,197	(8,002)	16,473	22,723
Change in unrealized gain (loss) on investments	57,024	73,479	484,213	54,498	(75,322)	17,353	(4,591)	35,656
Reinvested capital gains	130,766	1,081	708,317	233,136	40,497	24,550	33,239	38,066

Net increase (decrease) in contract owners’ equity resulting from operations	228,766	77,061	1,367,033	302,217	(20,964)	35,424	54,274	107,199

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	39,643	83,275	242,801	188,896	6,786	5,024	20,261	23,736
Transfers between funds	256,847	547,990	(146,350)	(144,834)	209,709	(30,754)	(2,444)	13,670
Surrenders (notes 2, 3, 4, 5 and 6)	(39,550)	(44,896)	(386,411)	(366,395)	(10,010)	(13,027)	(65,044)	(64,262)
Adjustments to maintain reserves	2	6	2	(172)	36	5	(3,703)	407

Net equity transactions	256,942	586,375	(289,958)	(322,505)	206,521	(38,752)	(50,930)	(26,449)

Net change in contract owners’ equity	485,708	663,436	1,077,075	(20,288)	185,557	(3,328)	3,344	80,750
Contract owners’ equity at beginning of period	772,618	109,182	5,621,272	5,641,560	230,152	233,480	964,413	883,663

Contract owners’ equity at end of period	$1,258,326	772,618	6,698,347	5,621,272	415,709	230,152	967,757	964,413

CHANGE IN UNITS:
Beginning units	15,533	2,863	192,646	205,997	16,290	21,677	36,523	37,612
Units purchased	5,970	13,775	12,472	11,895	14,528	8,580	767	1,579
Units surrendered	(1,694)	(1,105)	(21,217)	(25,246)	(707)	(13,967)	(2,647)	(2,668)

Ending units	19,809	15,533	183,901	192,646	30,111	16,290	34,643	36,523

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF20S		FF30S		FGS		FIGBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$41,669	45,479	57,603	55,160	-	4,385	84,946	99,235
Realized gain (loss) on investments	114,668	20,358	153,887	158,924	421,276	537,012	63,312	42,494
Change in unrealized gain (loss) on investments	(8,176)	268,610	201,618	300,839	(432,731)	1,577,531	(303,426)	261,399
Reinvested capital gains	224,944	184,103	239,299	237,371	2,027,399	683,711	121,328	1,753

Net increase (decrease) in contract owners’ equity resulting from operations	373,105	518,550	652,407	752,294	2,015,944	2,802,639	(33,840)	404,881

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	78,204	141,007	246,114	313,464	331,864	341,150	170,805	176,750
Transfers between funds	9,662	500,421	42,834	(239,295)	(224,350)	652,898	(82,426)	391,487
Surrenders (notes 2, 3, 4, 5 and 6)	(438,445)	(99,995)	(369,056)	(431,466)	(631,632)	(1,278,768)	(453,233)	(883,531)
Adjustments to maintain reserves	(24)	3	24	(8)	(1,318)	96	(675)	(761)

Net equity transactions	(350,603)	541,436	(80,084)	(357,305)	(525,436)	(284,624)	(365,529)	(316,055)

Net change in contract owners’ equity	22,502	1,059,986	572,323	394,989	1,490,508	2,518,015	(399,369)	88,826
Contract owners’ equity at beginning of period	4,197,492	3,137,506	5,402,336	5,007,347	8,920,886	6,402,871	4,673,139	4,584,313

Contract owners’ equity at end of period	$4,219,994	4,197,492	5,974,659	5,402,336	10,411,394	8,920,886	4,273,770	4,673,139

CHANGE IN UNITS:
Beginning units	142,512	122,412	163,443	176,878	149,928	154,665	231,344	247,950
Units purchased	21,007	25,653	18,382	11,971	8,673	22,921	18,604	31,655
Units surrendered	(32,634)	(5,553)	(20,780)	(25,406)	(16,437)	(27,658)	(36,833)	(48,261)

Ending units	130,885	142,512	161,045	163,443	142,164	149,928	213,115	231,344

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMCS		FNRS2		FOS		FRESS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$48,393	39,904	76,995	57,873	14,831	9,014	1,180	2,088
Realized gain (loss) on investments	226,270	2,341	(123,476)	(259,053)	57,769	18,742	1,167	(3,889)
Change in unrealized gain (loss) on investments	353,877	1,283,182	1,301,707	(885,409)	264,235	350,018	34,846	(13,955)
Reinvested capital gains	1,520,215	-	-	-	248,135	11,764	704	5,230

Net increase (decrease) in contract owners’ equity resulting from operations	2,148,755	1,325,427	1,255,226	(1,086,589)	584,970	389,538	37,897	(10,526)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	256,271	320,073	111,447	183,440	91,119	91,656	7,156	8,060
Transfers between funds	(178,360)	(186,225)	290,909	(6,623)	74,439	29,325	(1,045)	84
Surrenders (notes 2, 3, 4, 5 and 6)	(895,513)	(503,223)	(242,937)	(244,309)	(196,429)	(215,882)	(10,276)	(33,745)
Adjustments to maintain reserves	(298)	(17)	29	(29)	66	32	(1)	4

Net equity transactions	(817,900)	(369,392)	159,448	(67,521)	(30,805)	(94,869)	(4,166)	(25,597)

Net change in contract owners’ equity	1,330,855	956,035	1,414,674	(1,154,110)	554,165	294,669	33,731	(36,123)
Contract owners’ equity at beginning of period	8,706,819	7,750,784	2,334,992	3,489,102	2,989,242	2,694,573	99,523	135,646

Contract owners’ equity at end of period	$10,037,674	8,706,819	3,749,666	2,334,992	3,543,407	2,989,242	133,254	99,523

CHANGE IN UNITS:
Beginning units	207,746	218,295	206,833	207,444	204,051	212,436	8,973	11,422
Units purchased	6,987	12,958	36,091	32,543	13,099	12,617	550	1,181
Units surrendered	(23,904)	(23,507)	(28,399)	(33,154)	(14,864)	(21,002)	(871)	(3,630)

Ending units	190,829	207,746	214,525	206,833	202,286	204,051	8,652	8,973

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVSS		FTVDM2		FTVFA1		FTVFA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,729	1,887	13,374	50,064	1,263	934	12,517	11,992
Realized gain (loss) on investments	6,180	(44,388)	36,802	(6,277)	(1,638)	(3,119)	(5,672)	(96,367)
Change in unrealized gain (loss) on investments	32,344	28,427	(163,848)	131,676	7,394	(6,810)	72,710	(50,329)
Reinvested capital gains	22,128	9,863	30,651	31,419	-	14,107	-	213,669

Net increase (decrease) in contract owners’ equity resulting from operations	64,381	(4,211)	(83,021)	206,882	7,019	5,112	79,555	78,965

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,044	30,961	46,157	63,368	6,232	6,109	6,150	6,335
Transfers between funds	58,446	(31,703)	104,083	(37,838)	(2,124)	(7,437)	(1,358)	(31,290)
Surrenders (notes 2, 3, 4, 5 and 6)	(32,160)	(16,871)	(151,023)	(86,033)	(5,977)	(2,759)	(22,691)	(294,470)
Adjustments to maintain reserves	(2)	5	9	2	33	(2)	(3)	(12)

Net equity transactions	32,328	(17,608)	(774)	(60,501)	(1,836)	(4,089)	(17,902)	(319,437)

Net change in contract owners’ equity	96,709	(21,819)	(83,795)	146,381	5,183	1,023	61,653	(240,472)
Contract owners’ equity at beginning of period	180,630	202,449	1,488,096	1,341,715	60,060	59,037	687,342	927,814

Contract owners’ equity at end of period	$277,339	180,630	1,404,301	1,488,096	65,243	60,060	748,995	687,342

CHANGE IN UNITS:
Beginning units	5,742	6,962	95,235	100,606	2,987	3,294	34,585	52,167
Units purchased	1,712	1,267	9,918	6,416	300	346	759	917
Units surrendered	(849)	(2,487)	(9,824)	(11,787)	(385)	(653)	(1,599)	(18,499)

Ending units	6,605	5,742	95,329	95,235	2,902	2,987	33,745	34,585

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVGB1		FTVGI2		FTVIS1		FTVIS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	71,475	-	180,420	17,267	19,068	117,440	133,342
Realized gain (loss) on investments	(37,554)	(16,181)	(46,903)	(118,464)	3,515	(5,216)	(2,710)	(56,092)
Change in unrealized gain (loss) on investments	4,874	(102,646)	(48,808)	(184,097)	33,574	(22,390)	268,651	(84,519)
Reinvested capital gains	-	-	-	-	-	257	-	1,889

Net increase (decrease) in contract owners’ equity resulting from operations	(32,680)	(47,352)	(95,711)	(122,141)	54,356	(8,281)	383,381	(5,380)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	69,790	34,953	72,199	77,488	57,467	37,627	61,483	70,446
Transfers between funds	(52,508)	11,190	(11,548)	(180,173)	(70,429)	(2,814)	43,117	(95,065)
Surrenders (notes 2, 3, 4, 5 and 6)	(65,414)	(281,015)	(106,610)	(247,699)	(24,013)	(52,625)	(143,189)	(178,333)
Adjustments to maintain reserves	(115)	(1,042)	4	(3)	3	134	(8)	(2)

Net equity transactions	(48,247)	(235,914)	(45,955)	(350,387)	(36,972)	(17,678)	(38,597)	(202,954)

Net change in contract owners’ equity	(80,927)	(283,266)	(141,666)	(472,528)	17,384	(25,959)	344,784	(208,334)
Contract owners’ equity at beginning of period	690,313	973,579	1,927,494	2,400,022	312,127	338,086	2,288,077	2,496,411

Contract owners’ equity at end of period	$609,386	690,313	1,785,828	1,927,494	329,511	312,127	2,632,861	2,288,077

CHANGE IN UNITS:
Beginning units	61,235	81,981	193,243	227,910	18,489	20,221	102,370	112,466
Units purchased	10,933	5,805	10,661	12,115	3,349	2,872	4,787	5,576
Units surrendered	(15,491)	(26,551)	(15,455)	(46,782)	(5,156)	(4,604)	(6,265)	(15,672)

Ending units	56,677	61,235	188,449	193,243	16,682	18,489	100,892	102,370

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVRDI		FTVSVI		TIF2		GVGMNS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$38,470	44,257	70,059	78,675	33,151	49,180	-	82
Realized gain (loss) on investments	1,149,359	43,902	(152,382)	(85,262)	(23,245)	(111,998)	175	(2,651)
Change in unrealized gain (loss) on investments	(470,300)	241,863	1,339,837	12,359	57,215	25,124	149	1,865
Reinvested capital gains	116,467	152,931	156,251	281,922	-	-	4,619	425

Net increase (decrease) in contract owners’ equity resulting from operations	833,996	482,953	1,413,765	287,694	67,121	(37,694)	4,943	(279)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	66,842	70,294	116,178	118,787	65,490	71,190	1,322	1,072
Transfers between funds	(4,146,990)	(22,680)	(343,945)	32,376	121,061	(49,074)	51	1,098
Surrenders (notes 2, 3, 4, 5 and 6)	(154,337)	(126,527)	(405,600)	(250,829)	(102,253)	(122,427)	1,772	(10,221)
Adjustments to maintain reserves	9	2	11	5	5	(170)	10	(5)

Net equity transactions	(4,234,476)	(78,911)	(633,356)	(99,661)	84,303	(100,481)	3,155	(8,056)

Net change in contract owners’ equity	(3,400,480)	404,042	780,409	188,033	151,424	(138,175)	8,098	(8,335)
Contract owners’ equity at beginning of period	3,400,480	2,996,438	5,588,629	5,400,596	1,642,819	1,780,994	30,352	38,687

Contract owners’ equity at end of period	$-	3,400,480	6,369,038	5,588,629	1,794,243	1,642,819	38,450	30,352

CHANGE IN UNITS:
Beginning units	82,555	84,551	158,094	161,036	171,000	183,230	2,012	2,670
Units purchased	2,053	3,441	3,716	9,418	21,726	16,097	335	2,471
Units surrendered	(84,608)	(5,437)	(18,441)	(12,360)	(13,427)	(28,327)	(153)	(3,129)

Ending units	-	82,555	143,369	158,094	179,299	171,000	2,194	2,012

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVMSAS		RVARS		ACEG		AVMCCI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$217	83	-	1,893	-	510	313	385
Realized gain (loss) on investments	62	(11)	543	6,884	24,972	10,715	(106)	(3,063)
Change in unrealized gain (loss) on investments	230	200	7,324	5,036	(29,044)	167,195	13,827	(5,204)
Reinvested capital gains	-	-	4,073	-	110,121	53,247	-	10,900

Net increase (decrease) in contract owners’ equity resulting from operations	509	272	11,940	13,813	106,049	231,667	14,034	3,018

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,313	1,286	10,082	13,433	17,004	70,711	691	691
Transfers between funds	9,323	464	11,650	(22,529)	4,926	(53,483)	(551)	(366)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,088)	(698)	(6,467)	(82,589)	(52,816)	(62,655)	(1,222)	(9,620)
Adjustments to maintain reserves	6	(5)	(12)	(201)	37	(27)	(3)	4

Net equity transactions	9,554	1,047	15,253	(91,886)	(30,849)	(45,454)	(1,085)	(9,291)

Net change in contract owners’ equity	10,063	1,319	27,193	(78,073)	75,200	186,213	12,949	(6,273)
Contract owners’ equity at beginning of period	4,551	3,232	143,872	221,945	883,120	696,907	60,722	66,995

Contract owners’ equity at end of period	$14,614	4,551	171,065	143,872	958,320	883,120	73,671	60,722

CHANGE IN UNITS:
Beginning units	413	313	12,226	20,254	23,231	26,097	2,956	3,563
Units purchased	947	168	1,740	1,145	854	1,214	29	40
Units surrendered	(95)	(68)	(519)	(9,173)	(1,562)	(4,080)	(75)	(647)

Ending units	1,265	413	13,447	12,226	22,523	23,231	2,910	2,956

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVBRA1		OVAG		OVGI		OVGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$61,090	122,210	-	-	42,252	72,031	-	33,796
Realized gain (loss) on investments	(1,111)	(58,836)	39,152	26,469	1,345,027	(19,282)	99,155	35,251
Change in unrealized gain (loss) on investments	42,003	(9,297)	74,436	470,704	(286,660)	122,267	453,863	1,005,322
Reinvested capital gains	60,851	78,783	190,425	-	344,440	474,367	323,433	176,085

Net increase (decrease) in contract owners’ equity resulting from operations	162,833	132,860	304,013	497,173	1,445,059	649,383	876,451	1,250,454

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	89,523	80,042	32,904	18,256	134,249	159,644	177,898	194,713
Transfers between funds	11,459	(239,149)	92,523	989,958	(6,546,703)	(182,165)	77,874	(442,865)
Surrenders (notes 2, 3, 4, 5 and 6)	68,982	(174,183)	(44,742)	(8,304)	(330,504)	(682,461)	(318,522)	(494,265)
Adjustments to maintain reserves	6	(6)	29	(4)	(285)	20	(12)	(109)

Net equity transactions	169,970	(333,296)	80,714	999,906	(6,743,243)	(704,962)	(62,762)	(742,526)

Net change in contract owners’ equity	332,803	(200,436)	384,727	1,497,079	(5,298,184)	(55,579)	813,689	507,928
Contract owners’ equity at beginning of period	1,638,866	1,839,302	1,497,079	-	5,298,184	5,353,763	5,688,323	5,180,395

Contract owners’ equity at end of period	$1,971,669	1,638,866	1,881,806	1,497,079	-	5,298,184	6,502,012	5,688,323

CHANGE IN UNITS:
Beginning units	113,421	140,308	100,972	-	140,620	161,907	181,966	211,518
Units purchased	15,323	10,255	10,681	106,360	4,821	6,724	9,597	10,194
Units surrendered	(4,180)	(37,142)	(5,086)	(5,388)	(145,441)	(28,011)	(11,464)	(39,746)

Ending units	124,564	113,421	106,567	100,972	-	140,620	180,099	181,966

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVIG		OVSB		OVSC		WRASP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	13,062	17,429	20,113	11,911	14,878	64,244	72,856
Realized gain (loss) on investments	13,208	(3,825)	(2,434)	(3,976)	101,954	(130,356)	(1,288)	(205,175)
Change in unrealized gain (loss) on investments	(18,675)	308,288	(27,407)	(4,606)	316,671	463,952	(78,319)	534,602
Reinvested capital gains	176,543	19,292	-	-	200,312	33,701	414,542	60,031

Net increase (decrease) in contract owners’ equity resulting from operations	171,076	336,817	(12,412)	11,531	630,848	382,175	399,179	462,314

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	88,565	66,904	22,074	22,812	95,226	145,545	154,810	202,706
Transfers between funds	371,023	595,625	24,782	(6,311)	(132,014)	(638,243)	(6,599)	(503,300)
Surrenders (notes 2, 3, 4, 5 and 6)	(21,922)	(92,069)	(25,477)	(25,733)	(139,403)	(223,118)	(265,920)	(340,432)
Adjustments to maintain reserves	78	(4)	(5)	3	371	(54)	24	(7)

Net equity transactions	437,744	570,456	21,374	(9,229)	(175,820)	(715,870)	(117,685)	(641,033)

Net change in contract owners’ equity	608,820	907,273	8,962	2,302	455,028	(333,695)	281,494	(178,719)
Contract owners’ equity at beginning of period	1,640,134	732,861	362,838	360,536	2,836,574	3,170,269	3,835,544	4,014,263

Contract owners’ equity at end of period	$2,248,954	1,640,134	371,800	362,838	3,291,602	2,836,574	4,117,038	3,835,544

CHANGE IN UNITS:
Beginning units	111,939	60,772	28,634	29,420	66,044	88,523	203,887	243,000
Units purchased	31,562	59,700	3,999	2,214	3,269	5,542	8,637	15,644
Units surrendered	(4,242)	(8,533)	(2,255)	(3,000)	(6,778)	(28,021)	(14,365)	(54,757)

Ending units	139,259	111,939	30,378	28,634	62,535	66,044	198,159	203,887

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRBDP		WRBP		WRGNR		WRHIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$102	115	86	88	41	40	44,692	61,547
Realized gain (loss) on investments	(2)	(1)	108	25	(8)	(15)	(1,746)	(19,530)
Change in unrealized gain (loss) on investments	(353)	364	571	525	553	(289)	1,482	(3,548)
Reinvested capital gains	208	-	526	334	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45)	478	1,291	972	586	(264)	44,428	38,469

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	459	471	1,533	1,533	306	306	35,425	63,181
Transfers between funds	-	-	(133)	86	-	-	4,595	(131,936)
Surrenders (notes 2, 3, 4, 5 and 6)	(59)	(67)	(670)	(785)	(29)	(25)	(53,429)	(160,388)
Adjustments to maintain reserves	24	(10)	14	(15)	13	10	20	(55)

Net equity transactions	424	394	744	819	290	291	(13,389)	(229,198)

Net change in contract owners’ equity	379	872	2,035	1,791	876	27	31,039	(190,729)
Contract owners’ equity at beginning of period	5,250	4,378	7,801	6,010	2,217	2,190	732,404	923,133

Contract owners’ equity at end of period	$5,629	5,250	9,836	7,801	3,093	2,217	763,443	732,404

CHANGE IN UNITS:
Beginning units	295	273	298	262	474	412	28,907	38,631
Units purchased	27	27	54	71	54	68	2,148	4,181
Units surrendered	(3)	(5)	(28)	(35)	(6)	(6)	(2,645)	(13,905)

Ending units	319	295	324	298	522	474	28,410	28,907

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRMCG		WRPAP		WRPMAP		WRSCP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	342	218	317	213	56	-
Realized gain (loss) on investments	178,410	60,780	(38)	(103)	(22)	(45)	15	(2)
Change in unrealized gain (loss) on investments	(91,869)	300,943	2,268	528	1,535	235	(534)	1,461
Reinvested capital gains	179,657	45,657	1,007	1,885	790	1,538	688	-

Net increase (decrease) in contract owners’ equity resulting from operations	266,198	407,380	3,579	2,528	2,620	1,941	225	1,459

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	31,448	104,041	1,650	1,712	2,982	2,982	306	306
Transfers between funds	7,193	380,129	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(93,923)	(37,441)	(455)	(445)	(1,447)	(2,182)	(69)	(60)
Adjustments to maintain reserves	5	(2)	70	(24)	(5)	(12)	23	(7)

Net equity transactions	(55,277)	446,727	1,265	1,243	1,530	788	260	239

Net change in contract owners’ equity	210,921	854,107	4,844	3,771	4,150	2,729	485	1,698
Contract owners’ equity at beginning of period	1,461,496	607,389	18,486	14,715	14,890	12,161	5,639	3,941

Contract owners’ equity at end of period	$1,672,417	1,461,496	23,330	18,486	19,040	14,890	6,124	5,639

CHANGE IN UNITS:
Beginning units	25,105	15,546	671	618	585	550	158	152
Units purchased	1,527	11,251	56	72	107	136	9	9
Units surrendered	(1,942)	(1,692)	(15)	(19)	(52)	(101)	(2)	(3)

Ending units	24,690	25,105	712	671	640	585	165	158

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRSTP		JACAS		JAEI		JAGTS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	6,106	6,760	1,225	8,258	158
Realized gain (loss) on investments	164	179	327,470	134,125	32,301	16,606	804,927	646,622
Change in unrealized gain (loss) on investments	(2,195)	1,628	89,695	868,667	114,371	245,913	(591,116)	1,187,564
Reinvested capital gains	3,777	1,154	672,369	279,878	178,387	121,842	946,808	459,347

Net increase (decrease) in contract owners’ equity resulting from operations	1,746	2,961	1,089,534	1,288,776	331,819	385,586	1,168,877	2,293,691

Equity transactions:
Purchase payments received frompolicyholders (notes 2 and 6)	880	880	70,930	76,447	111,606	124,191	305,089	404,192
Transfers between funds	(261)	(539)	75,873	192,872	74,635	540,734	387,303	(133,272)
Surrenders (notes 2, 3, 4, 5 and 6)	(318)	(455)	(202,825)	(104,755)	(122,247)	(145,898)	(702,915)	(539,191)
Adjustments to maintain reserves	43	4	12	(78)	21	3	(77)	120

Net equity transactions	344	(110)	(56,010)	164,486	64,015	519,030	(10,600)	(268,151)

Net change in contract owners’ equity	2,090	2,851	1,033,524	1,453,262	395,834	904,616	1,158,277	2,025,540
Contract owners’ equity at beginning of period	11,573	8,722	4,703,034	3,249,772	1,964,737	1,060,121	6,949,467	4,923,927

Contract owners’ equity at end of period	$13,663	11,573	5,736,558	4,703,034	2,360,571	1,964,737	8,107,744	6,949,467

CHANGE IN UNITS:
Beginning units	199	203	80,036	76,892	104,871	67,605	122,836	131,184
Units purchased	14	18	2,886	8,596	10,414	55,700	23,452	23,677
Units surrendered	(9)	(22)	(3,294)	(5,452)	(7,437)	(18,434)	(24,577)	(32,025)

Ending units	204	199	79,628	80,036	107,848	104,871	121,711	122,836

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAIGS		LOVTRC		MNDIC		MV2IGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$28,297	27,037	14,647	13,053	-	-	4,086	13,431
Realized gain (loss) on investments	114,464	42,030	1,376	3,950	136,930	66,347	29,853	570,698
Change in unrealized gain (loss) on investments	188,796	264,007	(22,305)	7,811	(399,390)	399,499	133,155	(512,027)
Reinvested capital gains	-	-	5,011	10,387	309,921	143,733	217,592	284,492

Net increase (decrease) in contract owners’ equity resulting from operations	331,557	333,074	(1,271)	35,201	47,461	609,579	384,686	356,594

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	111,032	77,889	69,207	18,719	48,046	104,884	26,742	27,460
Transfers between funds	(62,433)	(298,256)	146,148	80,697	125,149	(445,400)	(7,632)	(1,874,310)
Surrenders (notes 2, 3, 4, 5 and 6)	(136,469)	(130,717)	(29,895)	8,694	(87,365)	(114,370)	(92,556)	(132,231)
Adjustments to maintain reserves	(59)	(265)	40	(5)	(34)	27	(15)	15

Net equity transactions	(87,929)	(351,349)	185,500	108,105	85,796	(454,859)	(73,461)	(1,979,066)

Net change in contract owners’ equity	243,628	(18,275)	184,229	143,306	133,257	154,720	311,225	(1,622,472)
Contract owners’ equity at beginning of period	2,560,895	2,579,170	565,915	422,609	1,814,821	1,660,101	1,494,450	3,116,922

Contract owners’ equity at end of period	$2,804,523	2,560,895	750,144	565,915	1,948,078	1,814,821	1,805,675	1,494,450

CHANGE IN UNITS:
Beginning units	183,388	214,294	46,984	37,692	48,470	64,683	64,365	164,483
Units purchased	15,528	8,666	18,504	11,292	6,601	3,874	1,125	3,670
Units surrendered	(21,634)	(39,572)	(3,056)	(2,000)	(3,962)	(20,087)	(3,755)	(103,788)

Ending units	177,282	183,388	62,432	46,984	51,109	48,470	61,735	64,365

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MV3MVI		MVFIC		MVIGIC		MVIVIC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$854	64	128,616	136,743	366	219	3,248	8,290
Realized gain (loss) on investments	1,939	3	309,824	(49,685)	1,491	(97)	30,028	55,033
Change in unrealized gain (loss) on investments	10,113	748	1,567,919	(335,220)	1,399	4,212	38,772	76,389
Reinvested capital gains	724	216	214,179	383,245	2,985	199	25,451	16,705

Net increase (decrease) in contract owners’ equity resulting from operations	13,630	1,031	2,220,538	135,083	6,241	4,533	97,499	156,417

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,592	5,000	261,410	308,305	3,567	6,259	66,561	49,290
Transfers between funds	102,898	-	(704,973)	(1,282,099)	12,396	32,191	13,165	(76,337)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,083)	(61)	(482,399)	(720,980)	(2,574)	(1,444)	(57,959)	(132,236)
Adjustments to maintain reserves	7	(5)	(201)	(132)	(6)	(2)	(13)	(211)

Net equity transactions	98,414	4,934	(926,163)	(1,694,906)	13,383	37,004	21,754	(159,494)

Net change in contract owners’ equity	112,044	5,965	1,294,375	(1,559,823)	19,624	41,537	119,253	(3,077)
Contract owners’ equity at beginning of period	5,965	-	9,036,029	10,595,852	49,463	7,926	887,061	890,138

Contract owners’ equity at end of period	$118,009	5,965	10,330,404	9,036,029	69,087	49,463	1,006,314	887,061

CHANGE IN UNITS:
Beginning units	433	-	249,746	303,035	3,895	723	33,060	39,983
Units purchased	6,665	438	9,920	15,348	1,324	3,350	3,483	5,113
Units surrendered	(558)	(5)	(32,073)	(68,637)	(240)	(178)	(2,619)	(12,036)

Ending units	6,540	433	227,593	249,746	4,979	3,895	33,924	33,060

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVIVSC		MSVFI		DTRTFB		EIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,114	20,722	21,558	13,719	911	817	63,724	65,673
Realized gain (loss) on investments	79,731	222,158	2,110	3,939	46	1,963	137,170	202,076
Change in unrealized gain (loss) on investments	128,484	179,375	(61,137)	14,098	(1,210)	1,052	587,496	(275,457)
Reinvested capital gains	79,774	54,211	35,732	5,015	113	-	49,797	164,648

Net increase (decrease) in contract owners’ equity resulting from operations	292,103	476,466	(1,737)	36,771	(140)	3,832	838,187	156,940

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	74,158	131,183	20,609	16,322	4,872	5,147	155,739	246,718
Transfers between funds	(56,898)	(606,697)	37,676	35,416	-	2,012	183,254	(42,539)
Surrenders (notes 2, 3, 4, 5 and 6)	(134,454)	(259,749)	(50,975)	(27,960)	2,565	(29,466)	(254,694)	(311,857)
Adjustments to maintain reserves	(16)	10	(521)	45	(2)	2	(26)	(6)

Net equity transactions	(117,210)	(735,253)	6,789	23,823	7,435	(22,305)	84,273	(107,684)

Net change in contract owners’ equity	174,893	(258,787)	5,052	60,594	7,295	(18,473)	922,460	49,256
Contract owners’ equity at beginning of period	2,858,187	3,116,974	522,242	461,648	33,420	51,893	4,162,519	4,113,263

Contract owners’ equity at end of period	$3,033,080	2,858,187	527,294	522,242	40,715	33,420	5,084,979	4,162,519

CHANGE IN UNITS:
Beginning units	93,934	123,138	26,313	25,074	2,968	4,781	134,870	138,111
Units purchased	3,547	6,820	3,414	3,027	869	1,944	10,371	11,248
Units surrendered	(7,088)	(36,024)	(3,073)	(1,788)	(205)	(3,757)	(8,274)	(14,489)

Ending units	90,393	93,934	26,654	26,313	3,632	2,968	136,967	134,870

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GBF		GEM		GIG		GVAAA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$49,245	63,069	33,829	57,970	18,041	7,928	131,909	143,900
Realized gain (loss) on investments	12,206	38,617	101,188	58,162	58,678	(18,069)	133,640	104,098
Change in unrealized gain (loss) on investments	(123,723)	108,593	(392,531)	268,445	23,918	56,815	1,254,255	167,731
Reinvested capital gains	-	-	-	-	-	-	72,193	744,032

Net increase (decrease) in contract owners’ equity resulting from operations	(62,272)	210,279	(257,514)	384,577	100,637	46,674	1,591,997	1,159,761

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	316,980	166,270	144,670	170,082	40,722	38,677	857,663	754,165
Transfers between funds	(140,914)	211,132	5,030	(119,681)	(151,014)	(207,554)	91,821	240,626
Surrenders (notes 2, 3, 4, 5 and 6)	(211,976)	(1,447,228)	(177,898)	(257,391)	(43,093)	(30,399)	(808,776)	(1,351,394)
Adjustments to maintain reserves	(701)	(385)	(32)	(393)	79	(2)	6,759	(714)

Net equity transactions	(36,611)	(1,070,211)	(28,230)	(207,383)	(153,306)	(199,278)	147,467	(357,317)

Net change in contract owners’ equity	(98,883)	(859,932)	(285,744)	177,194	(52,669)	(152,604)	1,739,464	802,444
Contract owners’ equity at beginning of period	3,014,455	3,874,387	3,583,503	3,406,309	763,489	916,093	10,858,594	10,056,150

Contract owners’ equity at end of period	$2,915,572	3,014,455	3,297,759	3,583,503	710,820	763,489	12,598,058	10,858,594

CHANGE IN UNITS:
Beginning units	177,788	242,404	249,676	268,892	57,054	73,894	403,046	418,042
Units purchased	26,274	27,670	17,344	19,454	3,354	4,776	34,625	45,667
Units surrendered	(28,452)	(92,286)	(19,224)	(38,670)	(13,262)	(21,616)	(30,022)	(60,663)

Ending units	175,610	177,788	247,796	249,676	47,146	57,054	407,649	403,046

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVABD2		GVAGG2		GVAGI2		GVAGR2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$19,792	16,899	-	25,034	26,658	30,865	-	47,351
Realized gain (loss) on investments	1,036	3,897	204,233	54,027	60,910	65,837	242,580	188,884
Change in unrealized gain (loss) on investments	(33,165)	51,900	390,955	735,618	372,857	(46,443)	1,444,016	2,085,424
Reinvested capital gains	5,508	545	129,238	255,216	46,091	190,570	159,804	620,079

Net increase (decrease) in contract owners’ equity resulting from operations	(6,829)	73,241	724,426	1,069,895	506,516	240,829	1,846,400	2,941,738

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	34,070	36,501	128,714	124,142	60,873	53,566	181,188	243,463
Transfers between funds	163,922	(23,346)	(140,228)	(2,624)	223,524	45,593	122,740	95,740
Surrenders (notes 2, 3, 4, 5 and 6)	(22,177)	(27,737)	(250,138)	(485,855)	(206,408)	(179,371)	(486,541)	(351,483)
Adjustments to maintain reserves	2	5	(14)	(710)	(78)	(49)	296	(67)

Net equity transactions	175,817	(14,577)	(261,666)	(365,047)	77,911	(80,261)	(182,317)	(12,347)

Net change in contract owners’ equity	168,988	58,664	462,760	704,848	584,427	160,568	1,664,083	2,929,391
Contract owners’ equity at beginning of period	855,988	797,324	4,562,567	3,857,719	2,151,820	1,991,252	8,560,830	5,631,439

Contract owners’ equity at end of period	$1,024,976	855,988	5,025,327	4,562,567	2,736,247	2,151,820	10,224,913	8,560,830

CHANGE IN UNITS:
Beginning units	52,119	53,016	118,297	129,958	75,858	79,378	176,951	176,341
Units purchased	12,488	2,537	3,448	8,199	9,169	4,599	8,143	14,087
Units surrendered	(1,749)	(3,434)	(9,425)	(19,860)	(7,013)	(8,119)	(11,194)	(13,477)

Ending units	62,858	52,119	112,320	118,297	78,014	75,858	173,900	176,951

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDMA		GVDMC		GVEX1		GVIDA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$78,693	94,177	2,196	1,319	408,174	262,909	14,536	20,291
Realized gain (loss) on investments	969,791	534,266	1,553	(28,145)	444,458	297,152	251,298	247,215
Change in unrealized gain (loss) on investments	4,553,891	1,784,765	55,477	81,108	3,469,399	1,660,613	1,128,061	292,435
Reinvested capital gains	760,512	2,680,950	8,991	28,011	131,010	283,033	187,403	598,053

Net increase (decrease) in contract owners’ equity resulting from operations	6,362,887	5,094,158	68,217	82,293	4,453,041	2,503,707	1,581,298	1,157,994

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,399,129	1,535,075	50,613	43,125	884,678	863,163	441,762	479,274
Transfers between funds	(506,546)	(1,511,995)	(15,439)	(93,014)	1,093,957	1,052,485	45,764	(720,211)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,761,450)	(2,712,205)	(41,040)	(164,414)	(1,324,928)	(988,967)	(485,065)	(378,376)
Adjustments to maintain reserves	(4,616)	521	(4)	15	17	(81)	(3,511)	386

Net equity transactions	(1,873,483)	(2,688,604)	(5,870)	(214,288)	653,724	926,600	(1,050)	(618,927)

Net change in contract owners’ equity	4,489,404	2,405,554	62,347	(131,995)	5,106,765	3,430,307	1,580,248	539,067
Contract owners’ equity at beginning of period	47,599,056	45,193,502	1,023,689	1,155,684	15,978,130	12,547,823	10,290,544	9,751,477

Contract owners’ equity at end of period	$52,088,460	47,599,056	1,086,036	1,023,689	21,084,895	15,978,130	11,870,792	10,290,544

CHANGE IN UNITS:
Beginning units	1,645,739	1,755,206	45,980	56,348	586,674	544,502	337,329	360,626
Units purchased	60,586	71,700	2,347	2,265	68,169	96,888	28,629	23,617
Units surrendered	(121,340)	(181,167)	(2,613)	(12,633)	(51,750)	(54,716)	(29,057)	(46,914)

Ending units	1,584,985	1,645,739	45,714	45,980	603,093	586,674	336,901	337,329

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDC		GVIDM		GVIX2		HIBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,984	812	44,110	31,009	14,104	12,448	68,363	74,804
Realized gain (loss) on investments	30	(3,530)	373,681	214,130	16,537	(12,342)	270	(20,907)
Change in unrealized gain (loss) on investments	16,275	61,902	1,576,475	621,699	24,338	7,777	2,148	26,506
Reinvested capital gains	5,330	7,734	263,753	1,280,133	-	18,314	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,619	66,918	2,258,019	2,146,971	54,979	26,197	70,781	80,403

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	27,995	27,695	130,520	466,278	21,953	22,473	48,700	66,148
Transfers between funds	349	156,135	(832,832)	(2,094,490)	(93,997)	(43,178)	(20,219)	(54,036)
Surrenders (notes 2, 3, 4, 5 and 6)	(30,445)	(75,517)	(1,039,942)	(1,068,515)	(30,435)	(93,940)	(130,487)	(143,102)
Adjustments to maintain reserves	(559)	41	(1)	(5)	16	2	(19)	(188)

Net equity transactions	(2,660)	108,354	(1,742,255)	(2,696,732)	(102,463)	(114,643)	(102,025)	(131,178)

Net change in contract owners’ equity	20,959	175,272	515,764	(549,761)	(47,484)	(88,446)	(31,244)	(50,775)
Contract owners’ equity at beginning of period	861,073	685,801	22,694,832	23,244,593	568,356	656,802	1,478,736	1,529,511

Contract owners’ equity at end of period	$882,032	861,073	23,210,596	22,694,832	520,872	568,356	1,447,492	1,478,736

CHANGE IN UNITS:
Beginning units	45,772	38,903	888,195	1,003,813	43,796	54,325	57,914	63,506
Units purchased	1,609	11,189	5,208	33,885	1,735	3,809	2,704	3,759
Units surrendered	(1,750)	(4,320)	(69,952)	(149,503)	(9,217)	(14,338)	(6,609)	(9,351)

Ending units	45,631	45,772	823,451	888,195	36,314	43,796	54,009	57,914

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IDPG		IDPGI		MCIF		MSBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$500	100	436	128	66,850	47,489	107,629	61,635
Realized gain (loss) on investments	723	(2,982)	197	309	25,238	(219,266)	6,662	(18,217)
Change in unrealized gain (loss) on investments	7,435	8,743	4,175	2,641	954,978	474,974	(15,891)	31,094
Reinvested capital gains	4,304	1,495	2,328	1,151	96,168	208,862	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,962	7,356	7,136	4,229	1,143,234	512,059	98,400	74,512

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	23,064	21,154	29,163	34,855	212,066	167,445	54,469	57,304
Transfers between funds	519	10,351	(5)	(12,347)	8,245	(19,396)	63,123	(26,807)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,808)	(72,379)	(16,168)	(38,985)	(231,744)	(795,104)	(101,107)	(250,986)
Adjustments to maintain reserves	2	(5)	9	(2)	(13)	(678)	(15)	(427)

Net equity transactions	9,777	(40,879)	12,999	(16,479)	(11,446)	(647,733)	16,470	(220,916)

Net change in contract owners’ equity	22,739	(33,523)	20,135	(12,250)	1,131,788	(135,674)	114,870	(146,404)
Contract owners’ equity at beginning of period	102,373	135,896	88,473	100,723	4,726,128	4,861,802	1,869,551	2,015,955

Contract owners’ equity at end of period	$125,112	102,373	108,608	88,473	5,857,916	4,726,128	1,984,421	1,869,551

CHANGE IN UNITS:
Beginning units	7,189	10,172	6,576	7,848	111,270	129,476	96,716	108,524
Units purchased	1,531	2,408	2,065	2,761	6,699	7,053	6,550	4,460
Units surrendered	(899)	(5,391)	(1,147)	(4,033)	(6,978)	(25,259)	(5,717)	(16,268)

Ending units	7,821	7,189	7,494	6,576	110,991	111,270	97,549	96,716

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NCPG		NCPGI		NVAMV1		NVAMVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,994	3,434	429	667	47,181	67,466	57,343	34,990
Realized gain (loss) on investments	14,033	384	970	(187)	153,411	(523,297)	102,686	(1,677)
Change in unrealized gain (loss) on investments	70,902	35,488	11,041	5,641	999,138	260,802	998,673	390,467
Reinvested capital gains	-	-	-	-	-	121,888	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	86,929	39,306	12,440	6,121	1,199,730	(73,141)	1,158,702	423,780

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	129,572	81,191	19,753	19,913	(4,662)	119,121	254,270	69,742
Transfers between funds	(66,948)	58,297	2,797	5,732	(773,702)	(921,387)	322,893	2,705,698
Surrenders (notes 2, 3, 4, 5 and 6)	(43,290)	(36,044)	(13,022)	(12,428)	(387,077)	(670,805)	(170,601)	(141,388)
Adjustments to maintain reserves	6	(1)	8	(6)	13	(571)	(79)	88

Net equity transactions	19,340	103,443	9,536	13,211	(1,165,428)	(1,473,642)	406,483	2,634,140

Net change in contract owners’ equity	106,269	142,749	21,976	19,332	34,302	(1,546,783)	1,565,185	3,057,920
Contract owners’ equity at beginning of period	540,888	398,139	119,049	99,717	3,973,467	5,520,250	3,057,920	-

Contract owners’ equity at end of period	$647,157	540,888	141,025	119,049	4,007,769	3,973,467	4,623,105	3,057,920

CHANGE IN UNITS:
Beginning units	38,665	30,605	8,972	7,915	110,612	155,966	257,940	-
Units purchased	8,272	10,984	1,591	2,064	-	5,044	48,088	271,854
Units surrendered	(6,960)	(2,924)	(922)	(1,007)	(27,681)	(50,398)	(16,540)	(13,914)

Ending units	39,977	38,665	9,641	8,972	82,931	110,612	289,488	257,940

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVBX		NVCBD1		NVCCA1		NVCCN1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$19,368	19,063	12,551	17,848	16,528	46,936	1,998	2,267
Realized gain (loss) on investments	739	1,892	114	6,324	(8,509)	(69,600)	(45)	(7,092)
Change in unrealized gain (loss) on investments	(42,388)	23,939	(37,381)	21,009	851,799	404,279	36,646	73,899
Reinvested capital gains	3,646	-	17,900	1,595	-	183,648	2,083	2,213

Net increase (decrease) in contract owners’ equity resulting from operations	(18,635)	44,894	(6,816)	46,776	859,818	565,263	40,682	71,287

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	22,545	13,995	29,815	34,010	367,009	374,860	28,661	32,601
Transfers between funds	103,869	246,280	3,162	(41,079)	(53,329)	(31,388)	-	53,790
Surrenders (notes 2, 3, 4, 5 and 6)	(16,936)	(19,765)	(38,027)	(94,153)	(94,029)	(352,880)	(37,312)	(42,758)
Adjustments to maintain reserves	(2)	(5)	4	10	(10)	(64)	(2)	1

Net equity transactions	109,476	240,505	(5,046)	(101,212)	219,641	(9,472)	(8,653)	43,634

Net change in contract owners’ equity	90,841	285,399	(11,862)	(54,436)	1,079,459	555,791	32,029	114,921
Contract owners’ equity at beginning of period	879,179	593,780	654,642	709,078	5,387,402	4,831,611	912,631	797,710

Contract owners’ equity at end of period	$970,020	879,179	642,780	654,642	6,466,861	5,387,402	944,660	912,631

CHANGE IN UNITS:
Beginning units	69,966	50,654	37,674	43,668	249,997	250,374	54,004	50,834
Units purchased	11,196	21,077	3,711	3,731	21,156	21,576	1,654	8,357
Units surrendered	(2,328)	(1,765)	(4,009)	(9,725)	(11,899)	(21,953)	(2,159)	(5,187)

Ending units	78,834	69,966	37,376	37,674	259,254	249,997	53,499	54,004

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$43,010	156,404	961	1,972	16,391	45,782	12,032	54,929
Realized gain (loss) on investments	(66,026)	(486,112)	2,258	(3,612)	25,362	(314,191)	34,393	(65,562)
Change in unrealized gain (loss) on investments	2,964,539	1,787,109	30,961	31,143	753,584	687,829	1,093,758	628,930
Reinvested capital gains	-	310,087	96	2,487	-	153,568	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,941,523	1,767,488	34,276	31,990	795,337	572,988	1,140,183	618,297

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	880,134	758,907	24,196	28,123	275,840	464,655	282,383	318,134
Transfers between funds	(490,828)	(291,217)	182	62	(102,403)	473	(179,728)	46,278
Surrenders (notes 2, 3, 4, 5 and 6)	(820,711)	(1,152,786)	(35,769)	(38,204)	(808,866)	(1,402,075)	(258,841)	(198,494)
Adjustments to maintain reserves	(6)	(7)	(11)	(5)	(41)	(1,832)	16	20

Net equity transactions	(431,411)	(685,103)	(11,402)	(10,024)	(635,470)	(938,779)	(156,170)	165,938

Net change in contract owners’ equity	2,510,112	1,082,385	22,874	21,966	159,867	(365,791)	984,013	784,235
Contract owners’ equity at beginning of period	16,314,437	15,232,052	374,522	352,556	6,139,610	6,505,401	5,698,520	4,914,285

Contract owners’ equity at end of period	$18,824,549	16,314,437	397,396	374,522	6,299,477	6,139,610	6,682,533	5,698,520

CHANGE IN UNITS:
Beginning units	739,554	775,827	19,853	20,399	296,900	348,469	252,996	245,973
Units purchased	42,833	53,583	1,249	1,705	13,388	29,062	13,369	24,284
Units surrendered	(59,942)	(89,856)	(1,816)	(2,251)	(42,211)	(80,631)	(19,514)	(17,261)

Ending units	722,445	739,554	19,286	19,853	268,077	296,900	246,851	252,996

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCRB1		NVDBL2		NVDBLP		NVDCA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,381	16,057	1,265	773	2,238	642	262	825
Realized gain (loss) on investments	(1,825)	(17,457)	24,646	3,909	1,188	(797)	21,923	(8,020)
Change in unrealized gain (loss) on investments	283,137	197,502	20,915	35,604	38,334	33,092	7,240	24,798
Reinvested capital gains	-	32,658	6,009	17,044	5,599	14,151	2,340	26,711

Net increase (decrease) in contract owners’ equity resulting from operations	288,693	228,760	52,835	57,330	47,359	47,088	31,765	44,314

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	238,971	264,016	41,406	51,259	68,257	73,504	(1)	3,546
Transfers between funds	10,873	(9,276)	(90,149)	15,691	2,241	144	(160,705)	(91,410)
Surrenders (notes 2, 3, 4, 5 and 6)	(183,086)	(171,277)	(111,950)	(58,424)	(28,166)	(41,899)	(127,247)	(38,398)
Adjustments to maintain reserves	248	143	11	21	31	193	(13)	14

Net equity transactions	67,006	83,606	(160,682)	8,547	42,363	31,942	(287,966)	(126,248)

Net change in contract owners’ equity	355,699	312,366	(107,847)	65,877	89,722	79,030	(256,201)	(81,934)
Contract owners’ equity at beginning of period	2,572,655	2,260,289	638,789	572,912	551,098	472,068	414,737	496,671

Contract owners’ equity at end of period	$2,928,354	2,572,655	530,942	638,789	640,820	551,098	158,536	414,737

CHANGE IN UNITS:
Beginning units	130,628	125,913	26,960	26,454	31,435	29,486	14,084	18,826
Units purchased	12,014	15,149	4,138	3,198	4,429	4,600	-	144
Units surrendered	(8,835)	(10,434)	(10,396)	(2,692)	(2,160)	(2,651)	(9,284)	(4,886)

Ending units	133,807	130,628	20,702	26,960	33,704	31,435	4,800	14,084

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVDCAP		NVDMAP		NVDMCP		NVFIII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,779	959	5,955	4,182	2,043	589	58	129
Realized gain (loss) on investments	12,952	(6,488)	13,861	(29,486)	(115)	(2,683)	55	623
Change in unrealized gain (loss) on investments	72,307	51,114	207,926	151,547	26,233	29,569	(283)	191
Reinvested capital gains	15,717	31,077	28,963	119,052	4,245	12,512	2	20

Net increase (decrease) in contract owners’ equity resulting from operations	104,755	76,662	256,705	245,295	32,406	39,987	(168)	963

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	147,198	89,401	258,426	246,171	48,544	50,802	1,628	1,819
Transfers between funds	165,228	159,167	(298,881)	8,315	391	25,496	(5,641)	24,818
Surrenders (notes 2, 3, 4, 5 and 6)	(75,937)	(131,113)	(289,953)	(183,045)	(39,962)	(38,103)	(605)	(26,145)
Adjustments to maintain reserves	20	(9)	(15)	118	3	(6)	(1)	4

Net equity transactions	236,509	117,446	(330,423)	71,559	8,976	38,189	(4,619)	496

Net change in contract owners’ equity	341,264	194,108	(73,718)	316,854	41,382	78,176	(4,787)	1,459
Contract owners’ equity at beginning of period	791,806	597,698	2,129,737	1,812,883	466,972	388,796	11,296	9,837

Contract owners’ equity at end of period	$1,133,070	791,806	2,056,019	2,129,737	508,354	466,972	6,509	11,296

CHANGE IN UNITS:
Beginning units	38,854	32,791	98,905	94,739	28,333	25,645	998	931
Units purchased	14,180	13,318	11,256	17,704	2,864	5,246	146	2,449
Units surrendered	(3,557)	(7,255)	(26,286)	(13,538)	(2,337)	(2,558)	(557)	(2,382)

Ending units	49,477	38,854	83,875	98,905	28,860	28,333	587	998

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVGEII		NVIDAP		NVIDCP		NVIDMP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$215	185	4,988	3,417	1,584	355	31,727	3,909
Realized gain (loss) on investments	408	286	1,112	(29,440)	306	(80)	2,200	(11,777)
Change in unrealized gain (loss) on investments	2,802	1,550	246,817	129,023	6,601	20,427	513,726	185,397
Reinvested capital gains	10	-	34,340	100,716	2,388	3,377	86,908	161,384

Net increase (decrease) in contract owners’ equity resulting from operations	3,435	2,021	287,257	203,716	10,879	24,079	634,561	338,913

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,955	330	188,681	237,507	26,347	27,516	822,980	475,937
Transfers between funds	(296)	3,311	(3,166)	20,370	266	120,211	2,802,303	631,480
Surrenders (notes 2, 3, 4, 5 and 6)	(1,641)	(586)	(94,860)	(89,035)	(15,382)	(15,772)	(283,774)	(165,726)
Adjustments to maintain reserves	5	1	37	(7)	147	(152)	401	(392)

Net equity transactions	23	3,056	90,692	168,835	11,378	131,803	3,341,910	941,299

Net change in contract owners’ equity	3,458	5,077	377,949	372,551	22,257	155,882	3,976,471	1,280,212
Contract owners’ equity at beginning of period	15,816	10,739	1,790,742	1,418,191	376,937	221,055	4,048,087	2,767,875

Contract owners’ equity at end of period	$19,274	15,816	2,168,691	1,790,742	399,194	376,937	8,024,558	4,048,087

CHANGE IN UNITS:
Beginning units	1,257	988	77,433	69,297	26,358	16,532	213,100	161,135
Units purchased	136	326	7,545	12,938	1,861	11,007	187,979	64,960
Units surrendered	(136)	(57)	(3,955)	(4,802)	(1,077)	(1,181)	(18,576)	(12,995)

Ending units	1,257	1,257	81,023	77,433	27,142	26,358	382,503	213,100

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVIE6		NVIX		NVLCP1		NVMIG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,913	1,889	44,304	26,884	41,536	56,282	15,483	27,837
Realized gain (loss) on investments	7,334	13,141	25,673	3,980	34,387	(304)	15,944	2,193
Change in unrealized gain (loss) on investments	12,735	(1,415)	70,745	27,085	(106,420)	33,443	(208,938)	307,769
Reinvested capital gains	-	-	-	30,976	18,453	-	131,508	869,268

Net increase (decrease) in contract owners’ equity resulting from operations	24,982	13,615	140,722	88,925	(12,044)	89,421	(46,003)	1,207,067

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	34,595	53,792	30,295	25,909	99,585	180,788
Transfers between funds	(2,280)	(10,607)	206,730	32,775	169,103	1,500,224	345,212	92,619
Surrenders (notes 2, 3, 4, 5 and 6)	(14,406)	(35,777)	(74,889)	(43,165)	(64,118)	(81,567)	(195,928)	(316,998)
Adjustments to maintain reserves	(1,635)	118	47	-	65	(139)	(223)	82

Net equity transactions	(18,321)	(46,266)	166,483	43,402	135,345	1,444,427	248,646	(43,509)

Net change in contract owners’ equity	6,661	(32,651)	307,205	132,327	123,301	1,533,848	202,643	1,163,558
Contract owners’ equity at beginning of period	205,919	238,570	1,225,579	1,093,252	2,159,891	626,043	3,535,735	2,372,177

Contract owners’ equity at end of period	$212,580	205,919	1,532,784	1,225,579	2,283,192	2,159,891	3,738,378	3,535,735

CHANGE IN UNITS:
Beginning units	15,638	19,510	94,568	90,713	114,300	36,213	175,382	177,721
Units purchased	-	-	18,145	7,968	57,475	82,983	23,769	20,475
Units surrendered	(1,275)	(3,872)	(6,009)	(4,113)	(50,069)	(4,896)	(11,695)	(22,814)

Ending units	14,363	15,638	106,704	94,568	121,706	114,300	187,456	175,382

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMIVX		NVMLG1		NVMMG1		NVMMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$65,997	-	-	-	6,832	-	1,123	2,181
Realized gain (loss) on investments	34,701	(173)	(144,030)	(116,557)	128,842	(153,551)	(10,201)	(2,343)
Change in unrealized gain (loss) on investments	82,442	246,571	1,463,859	(1,224,393)	(1,134,119)	1,830,649	38,913	1,095
Reinvested capital gains	-	-	1,409,294	3,008,372	757,788	647,753	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	183,140	246,398	2,729,123	1,667,422	(240,657)	2,324,851	29,835	933

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	147,192	32,266	139,000	133,530	188,455	194,274	10,968	12,529
Transfers between funds	71,905	1,469,705	(188,836)	(280,011)	(244,498)	(246,798)	6,012	13,993
Surrenders (notes 2, 3, 4, 5 and 6)	(131,734)	(16,736)	(267,820)	(555,170)	(382,120)	(654,287)	(36,928)	(6,197)
Adjustments to maintain reserves	32	(80)	(207)	4	(260)	333	12	(15)

Net equity transactions	87,395	1,485,155	(317,863)	(701,647)	(438,423)	(706,478)	(19,936)	20,310

Net change in contract owners’ equity	270,535	1,731,553	2,411,260	965,775	(679,080)	1,618,373	9,899	21,243
Contract owners’ equity at beginning of period	1,731,553	-	6,847,175	5,881,400	5,943,154	4,324,781	125,391	104,148

Contract owners’ equity at end of period	$2,002,088	1,731,553	9,258,435	6,847,175	5,264,074	5,943,154	135,290	125,391

CHANGE IN UNITS:
Beginning units	146,968	-	188,493	210,614	132,191	154,743	5,339	4,387
Units purchased	21,745	149,245	4,872	7,241	5,462	7,399	805	1,285
Units surrendered	(15,040)	(2,277)	(11,904)	(29,362)	(14,813)	(29,951)	(1,506)	(333)

Ending units	153,673	146,968	181,461	188,493	122,840	132,191	4,638	5,339

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMV2		NVNMO1		NVNSR2		NVOLG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$23,190	50,065	5,952	6,343	10,716	20,265	170,164	256,054
Realized gain (loss) on investments	(18,919)	(239,489)	7,788	63,608	17,825	(29,019)	(27,672)	(344,645)
Change in unrealized gain (loss) on investments	629,184	117,647	393,770	4,066	359,045	162,410	5,911,557	1,504,399
Reinvested capital gains	-	-	39,037	137,805	387,522	180,013	398,099	1,946,406

Net increase (decrease) in contract owners’ equity resulting from operations	633,455	(71,777)	446,547	211,822	775,108	333,669	6,452,148	3,362,214

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	83,460	90,891	6,455	7,294	75,971	82,436	519,335	531,178
Transfers between funds	46,963	(48,092)	(5,076)	(135,361)	(11,900)	(107,439)	12,230,745	(669,811)
Surrenders (notes 2, 3, 4, 5 and 6)	(154,257)	(321,312)	(15,610)	(113,212)	(145,968)	(935,790)	(1,999,082)	(1,788,625)
Adjustments to maintain reserves	(225)	10	80	(498)	(411)	(1,708)	20	(409)

Net equity transactions	(24,059)	(278,503)	(14,151)	(241,777)	(82,308)	(962,501)	10,751,018	(1,927,667)

Net change in contract owners’ equity	609,396	(350,280)	432,396	(29,955)	692,800	(628,832)	17,203,166	1,434,547
Contract owners’ equity at beginning of period	2,648,527	2,998,807	1,684,778	1,714,733	2,930,328	3,559,160	21,301,809	19,867,262

Contract owners’ equity at end of period	$3,257,923	2,648,527	2,117,174	1,684,778	3,623,128	2,930,328	38,504,975	21,301,809

CHANGE IN UNITS:
Beginning units	100,679	112,690	59,709	69,005	101,598	139,859	387,838	430,074
Units purchased	5,764	6,048	416	604	3,357	5,218	187,547	14,310
Units surrendered	(6,582)	(18,059)	(843)	(9,900)	(5,852)	(43,479)	(37,111)	(56,546)

Ending units	99,861	100,679	59,282	59,709	99,103	101,598	538,274	387,838

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVRE1		NVSIX2		NVSTB1		NVSTB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$48,590	56,074	11,737	9,389	1,581	2,129	11,892	13,391
Realized gain (loss) on investments	43,962	(99,602)	(65,799)	(141,860)	(29)	(143)	(1,247)	(791)
Change in unrealized gain (loss) on investments	1,630,498	(235,870)	208,894	287,008	(2,088)	1,282	(18,001)	10,402
Reinvested capital gains	-	17,389	27,979	44,114	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,723,050	(262,009)	182,811	198,651	(536)	3,268	(7,356)	23,002

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	151,489	156,441	63,391	61,521	10,057	11,269	12,207	12,382
Transfers between funds	(218,146)	(221,579)	(31,801)	21,742	8,936	14,287	330,190	57,385
Surrenders (notes 2, 3, 4, 5 and 6)	(214,231)	(412,116)	(63,279)	(139,145)	(8,700)	(8,410)	(40,860)	(46,633)
Adjustments to maintain reserves	(18)	(213)	101	8	(71)	(24)	(1,309)	42

Net equity transactions	(280,906)	(477,467)	(31,588)	(55,874)	10,222	17,122	300,228	23,176

Net change in contract owners’ equity	1,442,144	(739,476)	151,223	142,777	9,686	20,390	292,872	46,178
Contract owners’ equity at beginning of period	3,784,366	4,523,842	1,307,620	1,164,843	113,321	92,931	828,306	782,128

Contract owners’ equity at end of period	$5,226,510	3,784,366	1,458,843	1,307,620	123,007	113,321	1,121,178	828,306

CHANGE IN UNITS:
Beginning units	186,896	211,385	56,842	60,417	9,670	8,184	64,288	62,423
Units purchased	11,633	12,631	3,477	7,293	1,705	2,217	27,406	5,798
Units surrendered	(22,635)	(37,120)	(4,789)	(10,868)	(832)	(731)	(4,159)	(3,933)

Ending units	175,894	186,896	55,530	56,842	10,543	9,670	87,535	64,288

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVTIV3		SAM		SAM5		SCF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$42,811	23,172	3	15,183	-	3,059	-	453
Realized gain (loss) on investments	(3,391)	(66,239)	-	-	-	-	(6,143)	(73,348)
Change in unrealized gain (loss) on investments	138,688	119,016	-	-	-	-	815,614	498,275
Reinvested capital gains	-	-	-	-	-	-	33,905	95,591

Net increase (decrease) in contract owners’ equity resulting from operations	178,108	75,949	3	15,183	-	3,059	843,376	520,971

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(2)	77,379	373,322	411,593	86,704	194,149	61,860	79,599
Transfers between funds	(41,981)	(146,849)	(2,387,043)	7,392,838	(768,294)	841,675	43,425	(129,409)
Surrenders (notes 2, 3, 4, 5 and 6)	(106,986)	(202,893)	(694,559)	(2,629,727)	(51,332)	(369,602)	(256,453)	(88,523)
Adjustments to maintain reserves	(127)	-	8,897	(14)	(24)	(13)	649	(92)

Net equity transactions	(149,096)	(272,363)	(2,699,383)	5,174,690	(732,946)	666,209	(150,519)	(138,425)

Net change in contract owners’ equity	29,012	(196,414)	(2,699,380)	5,189,873	(732,946)	669,268	692,857	382,546
Contract owners’ equity at beginning of period	1,734,793	1,931,207	10,383,931	5,194,058	1,236,888	567,620	2,783,079	2,400,533

Contract owners’ equity at end of period	$1,763,805	1,734,793	7,684,551	10,383,931	503,942	1,236,888	3,475,936	2,783,079

CHANGE IN UNITS:
Beginning units	91,094	106,660	870,481	436,476	118,831	54,674	70,786	74,909
Units purchased	-	7,478	80,035	664,756	9,230	177,893	2,716	4,329
Units surrendered	(7,201)	(23,044)	(306,323)	(230,751)	(79,646)	(113,736)	(5,930)	(8,452)

Ending units	83,893	91,094	644,193	870,481	48,415	118,831	67,572	70,786

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCGF		SCVF		TRF		AMMCGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	749	37,147	46,817	-	-
Realized gain (loss) on investments	88,928	(35,902)	(50,464)	(206,187)	192,436	327,489	3,626	58,769
Change in unrealized gain (loss) on investments	(65,205)	397,874	415,194	239,450	502,021	(259,590)	(4,089)	26,635
Reinvested capital gains	173,036	205,218	-	5,215	220,576	301,673	33,067	16,254

Net increase (decrease) in contract owners’ equity resulting from operations	196,759	567,190	364,730	39,227	952,180	416,389	32,604	101,658

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	42,469	58,431	34,998	43,174	128,793	144,287	7,012	7,433
Transfers between funds	3,056	(205,198)	(23,956)	(62,277)	(98,937)	(123,352)	(532)	(107,687)
Surrenders (notes 2, 3, 4, 5 and 6)	(96,906)	(134,765)	(140,252)	(115,139)	(206,308)	(431,251)	(7,670)	(102,572)
Adjustments to maintain reserves	(3)	30	5	(94)	(342)	46	(10)	4

Net equity transactions	(51,384)	(281,502)	(129,205)	(134,336)	(176,794)	(410,270)	(1,200)	(202,822)

Net change in contract owners’ equity	145,375	285,688	235,525	(95,109)	775,386	6,119	31,404	(101,164)
Contract owners’ equity at beginning of period	1,880,502	1,594,814	1,191,084	1,286,193	4,384,556	4,378,437	255,400	356,564

Contract owners’ equity at end of period	$2,025,877	1,880,502	1,426,609	1,191,084	5,159,942	4,384,556	286,804	255,400

CHANGE IN UNITS:
Beginning units	43,016	51,397	40,440	45,919	120,335	132,610	11,856	23,125
Units purchased	3,541	2,250	1,711	2,809	4,539	6,258	327	796
Units surrendered	(4,546)	(10,631)	(5,468)	(8,288)	(8,683)	(18,533)	(372)	(12,065)

Ending units	42,011	43,016	36,683	40,440	116,191	120,335	11,811	11,856

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMSRS		AMTB		NOTB3		NOTG3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,225	5,277	28,638	23,092	4,109	7,923	3,965	6,611
Realized gain (loss) on investments	35,009	33,118	603	943	3,163	(409)	2,119	(129)
Change in unrealized gain (loss) on investments	173,099	92,127	(22,055)	8,432	25,872	9,217	39,192	15,312
Reinvested capital gains	21,603	36,250	-	-	-	5,101	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	233,936	166,772	7,186	32,467	33,144	21,832	45,276	21,794

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	31,440	31,565	41,727	44,574	24,986	36,480	57,925	39,532
Transfers between funds	(54,553)	(39,878)	134,993	(9,992)	577	1,625	10,016	1,254
Surrenders (notes 2, 3, 4, 5 and 6)	(28,110)	(50,113)	(67,960)	(156,785)	(27,427)	(23,085)	(30,639)	(4,578)
Adjustments to maintain reserves	(164)	36	(208)	10	6	(5)	(11)	9

Net equity transactions	(51,387)	(58,390)	108,552	(122,193)	(1,858)	15,015	37,291	36,217

Net change in contract owners’ equity	182,549	108,382	115,738	(89,726)	31,286	36,847	82,567	58,011
Contract owners’ equity at beginning of period	1,014,862	906,480	1,000,491	1,090,217	391,634	354,787	352,610	294,599

Contract owners’ equity at end of period	$1,197,411	1,014,862	1,116,229	1,000,491	422,920	391,634	435,177	352,610

CHANGE IN UNITS:
Beginning units	25,554	27,290	74,222	83,675	28,981	27,741	25,319	22,249
Units purchased	831	1,103	13,727	5,702	1,807	3,044	5,123	5,875
Units surrendered	(1,967)	(2,839)	(5,750)	(15,155)	(1,946)	(1,804)	(2,649)	(2,805)

Ending units	24,418	25,554	82,199	74,222	28,842	28,981	27,793	25,319

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOTMG3		PMVAAA		PMVFBA		PMVLDA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,743	4,567	73,185	24,731	26,431	22,049	14,854	36,324
Realized gain (loss) on investments	2,419	115	2,276	6,158	(842)	(1,726)	1,858	(14,780)
Change in unrealized gain (loss) on investments	21,576	7,447	20,653	13,871	(61,265)	21,120	(43,158)	63,413
Reinvested capital gains	-	1,807	-	-	767	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,738	13,936	96,114	44,760	(34,909)	41,443	(26,446)	84,957

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	36,109	35,353	28,685	68,614	22,099	25,941	57,290	66,149
Transfers between funds	99	1,014	(2,793)	(36,908)	26,715	10,114	204,056	(71,389)
Surrenders (notes 2, 3, 4, 5 and 6)	(17,997)	(12,318)	(13,273)	(17,857)	(17,430)	(47,493)	(153,636)	(455,813)
Adjustments to maintain reserves	5	(6)	4	(3)	(27)	27	62	292

Net equity transactions	18,216	24,043	12,623	13,846	31,357	(11,411)	107,772	(460,761)

Net change in contract owners’ equity	44,954	37,979	108,737	58,606	(3,552)	30,032	81,326	(375,804)
Contract owners’ equity at beginning of period	236,641	198,662	585,350	526,744	438,623	408,591	2,733,848	3,109,652

Contract owners’ equity at end of period	$281,595	236,641	694,087	585,350	435,071	438,623	2,815,174	2,733,848

CHANGE IN UNITS:
Beginning units	16,780	14,918	40,618	39,480	28,139	29,036	196,756	230,499
Units purchased	2,399	2,825	1,867	5,630	3,731	3,813	21,577	9,022
Units surrendered	(1,187)	(963)	(1,048)	(4,492)	(1,690)	(4,710)	(13,830)	(42,765)

Ending units	17,992	16,780	41,437	40,618	30,180	28,139	204,503	196,756

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVRSA		PMVTRA		PVEIB		PVGOB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,389	4,846	22,686	32,773	4,396	4,342	-	96
Realized gain (loss) on investments	(67)	(6,230)	(21,083)	33,736	2,076	(5,016)	27,305	81,880
Change in unrealized gain (loss) on investments	27,826	2,677	(83,566)	45,803	70,924	4,940	49,518	144,800
Reinvested capital gains	-	-	62,281	17,576	13,686	17,482	56,727	13,595

Net increase (decrease) in contract owners’ equity resulting from operations	36,148	1,293	(19,682)	129,888	91,082	21,748	133,550	240,371

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,766	4,346	59,592	113,752	11,150	9,019	4,980	103,202
Transfers between funds	110,775	3,216	(1,309,792)	(178,909)	200,850	5,831	20,512	258,776
Surrenders (notes 2, 3, 4, 5 and 6)	(3,447)	(3,753)	(151,886)	(154,584)	(17,686)	8,407	(16,631)	(32,326)
Adjustments to maintain reserves	(2)	(4)	(43)	109	(8)	(5)	(12)	6

Net equity transactions	111,092	3,805	(1,402,129)	(219,632)	194,306	23,252	8,849	329,658

Net change in contract owners’ equity	147,240	5,098	(1,421,811)	(89,744)	285,388	45,000	142,399	570,029
Contract owners’ equity at beginning of period	91,051	85,953	1,421,811	1,511,555	315,899	270,899	631,638	61,609

Contract owners’ equity at end of period	$238,291	91,051	-	1,421,811	601,287	315,899	774,037	631,638

CHANGE IN UNITS:
Beginning units	14,458	13,833	99,084	114,438	22,020	19,979	24,495	3,314
Units purchased	15,126	1,480	9,646	8,049	12,197	2,557	904	22,650
Units surrendered	(1,207)	(855)	(108,730)	(23,403)	(1,293)	(516)	(926)	(1,469)

Ending units	28,377	14,458	-	99,084	32,924	22,020	24,473	24,495

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRHS2		TRHSP		VWHA		VRVDRI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	-	9,264	12,665	991	910
Realized gain (loss) on investments	182,467	385,950	148,968	121,213	48,219	(163,109)	154	(1,388)
Change in unrealized gain (loss) on investments	93,346	419,131	18,636	361,408	276,300	373,047	32,897	(2,541)
Reinvested capital gains	326,732	257,263	177,383	148,509	-	-	1,784	1,346

Net increase (decrease) in contract owners’ equity resulting from operations	602,545	1,062,344	344,987	631,130	333,783	222,603	35,826	(1,673)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	140,136	195,697	243,420	227,671	67,085	67,806	2,612	4,402
Transfers between funds	126,734	133,349	(222,452)	195,390	204,580	(10,091)	(321)	(1,988)
Surrenders (notes 2, 3, 4, 5 and 6)	(233,549)	(480,118)	(178,447)	(153,919)	(214,697)	(331,062)	(1,845)	(1,979)
Adjustments to maintain reserves	(9)	(26)	52	(14)	36	(194)	8	(2)

Net equity transactions	33,312	(151,098)	(157,427)	269,128	57,004	(273,541)	454	433

Net change in contract owners’ equity	635,857	911,246	187,560	900,258	390,787	(50,938)	36,280	(1,240)
Contract owners’ equity at beginning of period	4,524,926	3,613,680	2,695,775	1,795,517	1,645,224	1,696,162	75,820	77,060

Contract owners’ equity at end of period	$5,160,783	4,524,926	2,883,335	2,695,775	2,036,011	1,645,224	112,100	75,820

CHANGE IN UNITS:
Beginning units	69,479	71,727	56,741	48,986	208,477	256,009	7,047	7,067
Units purchased	4,371	14,337	4,915	13,992	34,101	15,305	213	514
Units surrendered	(3,618)	(16,585)	(7,998)	(6,237)	(25,626)	(62,837)	(166)	(534)

Ending units	70,232	69,479	53,658	56,741	216,952	208,477	7,094	7,047

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WFVSCG		IVKMG1		GVDIVI		NVMLV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	123,544	-	26,743
Realized gain (loss) on investments	59,152	(7,547)	-	(291,360)	-	(694,364)	-	(1,468,026)
Change in unrealized gain (loss) on investments	(86,557)	216,394	-	(85,909)	-	356,640	-	495,880
Reinvested capital gains	108,728	29,190	-	315,739	-	-	-	713,526

Net increase (decrease) in contract owners’ equity resulting from operations	81,323	238,037	-	(61,530)	-	(214,180)	-	(231,877)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	25,662	93,908	-	10,078	-	46,795	-	59,197
Transfers between funds	(17,565)	94,625	-	(1,065,437)	-	(1,312,413)	-	(1,703,479)
Surrenders (notes 2, 3, 4, 5 and 6)	(52,314)	(90,132)	-	(11,305)	-	(85,200)	-	(135,661)
Adjustments to maintain reserves	24	(38)	-	(1)	-	5	-	2

Net equity transactions	(44,193)	98,363	-	(1,066,665)	-	(1,350,813)	-	(1,779,941)

Net change in contract owners’ equity	37,130	336,400	-	(1,128,195)	-	(1,564,993)	-	(2,011,818)
Contract owners’ equity at beginning of period	850,682	514,282	-	1,128,195	-	1,564,993	-	2,011,818

Contract owners’ equity at end of period	$887,812	850,682	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	12,750	12,162	-	48,951	-	145,016	-	92,330
Units purchased	2,268	3,369	-	745	-	7,238	-	3,655
Units surrendered	(2,656)	(2,781)	-	(49,696)	-	(152,254)	-	(95,985)

Ending units	12,362	12,750	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLCAP		NVLMP
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	266	-	2,044
Realized gain (loss) on investments	-	3,249	-	(10,404)
Change in unrealized gain (loss) on investments	-	(6,064)	-	(19,227)
Reinvested capital gains	-	953	-	22,214

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,596)	-	(5,373)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	4,490	-	18,225
Transfers between funds	-	(75,082)	-	(378,679)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(4,248)	-	(41,464)
Adjustments to maintain reserves	-	3	-	(3)

Net equity transactions	-	(74,837)	-	(401,921)

Net change in contract owners’ equity	-	(76,433)	-	(407,294)
Contract owners’ equity at beginning of period	-	76,433	-	407,294

Contract owners’ equity at end of period	$-	-	-	-

CHANGE IN UNITS:
Beginning units	-	4,697	-	26,736
Units purchased	-	346	-	1,301
Units surrendered	-	(5,043)	-	(28,037)

Ending units	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Separate Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL – NY (offered in the State of New York); and Nationwide YourLife® Protection VUL – NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York).

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)*

Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)*

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)*

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2021, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	7/28/2020
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
DFVGMI	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class	5/1/2021
GVGMNS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	12/31/2021
AVMCCI	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021

NATIONWIDE VLI SEPARATE ACCOUNT - 7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRBDP	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	Ivy Variable Insurance Portfolios - Corporate Bond: Class II	7/1/2021
WRBP	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	Ivy Variable Insurance Portfolios - Balanced: Class II	7/1/2021
WRCEP	Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II	Ivy Variable Insurance Portfolios - Core Equity: Class II	7/1/2021
WRDIV	Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II	Ivy Variable Insurance Portfolios - Global Equity Income: Class II	7/1/2021
WRENG	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	Ivy Variable Insurance Portfolios - Energy: Class II	7/1/2021
WRGBP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II	Ivy Variable Insurance Portfolios - Global Bond: Class II	7/1/2021
WRGNR	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	Ivy Variable Insurance Portfolios - Natural Resources: Class II	7/1/2021
WRGP	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Ivy Variable Insurance Portfolios - Growth: Class II	7/1/2021
WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRI2P	Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II	Ivy Variable Insurance Portfolios - International Core Equity: Class II	7/1/2021
WRIP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	Ivy Variable Insurance Portfolios - Global Growth: Class II	7/1/2021
WRLTBP	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II	Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021
WRMMP	Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II	Ivy Variable Insurance Portfolios - Government Money Market: Class II	7/1/2021
WRPAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	7/1/2021
WRPCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	7/1/2021
WRPMAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	7/1/2021
WRPMAV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II	7/1/2021
WRPMCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	7/1/2021
WRPMCV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II	7/1/2021
WRPMMV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II	7/1/2021
WRPMP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	7/1/2021
WRRESP	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	7/1/2021
WRSCP	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	7/1/2021
WRSCV	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II	Ivy Variable Insurance Portfolios - Small Cap Core: Class II	7/1/2021
WRSTP	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	Ivy Variable Insurance Portfolios - Science and Technology: Class II	7/1/2021
WRVP	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	Ivy Variable Insurance Portfolios - Value: Class II	7/1/2021

NATIONWIDE VLI SEPARATE ACCOUNT - 7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

DTRTFB	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	5/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNSR2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex - dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.0% - 0.60% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 6.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) -assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Underwriting and Distribution Charge - assessed through a surrender of units	$0.00 - $0.74 per $1,000 of specified amount
Administrative Charge - assessed through a surrender of units	$8.75 - $20.00 per policy, per month
Surrender Charge - assessed through a surrender of units	$0.00 - $56.00 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.90% - 4.50% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge	0.00 - $13.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Additional Term Insurance/Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

For the years ended December 31, 2021 and 2020, total front-end sales charge deductions were $961,146 and $984,991, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select- NY policies, the Company deducts a charge as follows:

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL policies, Nationwide® Options Select—NY policies, Nationwide YourLife® Accumulation VUL – NY policies and Nationwide YourLife® Survivorship VUL – NY policies, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY policies, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $7,696,533 and $9,014,924, respectively, and total transfers from the Separate Account to the fixed account were $6,262,261 and $13,264,722, respectively.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$520,630,726	$-	$-	$520,630,726

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$20,804	$4,726
ALVIVB	5,090	1
ALVSVA	178,988	311,103
ACVIP1	329,361	99,176
ACVIP2	173,219	165,129
ACVMV1	278,207	369,038
BRVGA1	392,652	126,224
BRVHYI	176,522	298,428
MLVGA2	2,853,844	924,901
DCAP	260,335	2,256,283
DSIF	804,498	516,861
DVSCS	149,585	225,728
DWVSVS	19,260	55,459
DFVGB	55,958	22,944
DFVGMI	19,340	11,870
DFVIPS	19,083	27,780
DFVIS	40,611	8,699
DFVIV	22,284	9,392
DFVSTF	235,030	92,265
DFVULV	28,512	18,028
DFVUTV	278,499	31,824
DSGIBA	134,934	18,453
FQB	232,467	101,996
FCS	517,719	129,615
FEIS	1,161,836	628,257
FEMS	281,555	25,910
FF10S	63,999	68,833
FF20S	752,122	836,088

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FF30S	812,432	595,638
FGS	2,530,858	1,027,575
FIGBS	663,428	822,006
FMCS	1,833,926	1,082,921
FNRS2	678,656	442,241
FOS	421,736	189,641
FRESS	13,439	15,719
FVSS	93,208	35,022
FTVDM2	206,723	163,482
FTVFA1	6,961	7,567
FTVFA2	27,199	32,582
FTVGB1	99,763	147,896
FTVGI2	147,425	193,384
FTVIS1	74,751	94,458
FTVIS2	195,935	117,084
FTVRDI	214,736	4,294,284
FTVSVI	326,608	733,665
TIF2	228,851	111,402
GVGMNS	9,839	2,074
GVMSAS	10,672	907
RVARS	23,794	4,456
ACEG	133,778	54,541
AVMCCI	676	1,446
IVBRA1	334,565	42,659
OVAG	373,211	102,102
OVGI	507,580	6,863,846
OVGS	619,266	358,582
OVIG	679,288	65,077
OVSB	55,626	16,819
OVSC	348,343	312,310
WRASP	582,482	221,406
WRBDP	769	59
WRBP	2,021	680
WRGNR	346	29
WRHIP	87,622	56,339
WRMCG	627,088	502,713
WRPAP	2,999	455
WRPMAP	2,890	248
WRSCP	1,050	68
WRSTP	4,563	485
JACAS	1,367,958	751,613
JAEI	375,563	126,423
JAGTS	3,132,698	2,188,155
JAIGS	237,997	297,570
LOVTRC	234,488	29,370
MNDIC	932,992	537,240
MV2IGI	245,989	97,757
MV3MVI	109,027	9,042
MVFIC	680,233	1,263,401
MVIGIC	26,421	9,681
MVIVIC	129,284	78,817
MVIVSC	194,880	228,185
MSVFI	118,395	53,795
DTRTFB	10,097	1,637
EIF	447,801	249,981
GBF	442,135	428,800
GEM	269,208	263,577
GIG	78,635	213,981
GVAAA2	1,045,841	701,030
GVABD2	214,684	13,571

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

GVAGG2	486,604	619,018
GVAGI2	359,244	208,507
GVAGR2	549,024	571,832
GVDMA	2,723,344	3,753,006
GVDMC	47,460	42,139
GVEX1	2,546,841	1,353,950
GVIDA	917,396	712,997
GVIDC	27,776	22,563
GVIDM	562,815	1,997,208
GVIX2	34,027	122,403
HIBF	145,604	179,248
IDPG	20,516	5,936
IDPGI	21,104	5,349
MCIF	494,248	342,665
MSBF	300,581	176,466
NCPG	117,770	96,442
NCPGI	18,504	8,547
NVAMV1	52,765	1,171,025
NVAMVX	801,837	337,932
NVBX	157,389	24,897
NVCBD1	76,975	51,574
NVCCA1	423,943	187,765
NVCCN1	20,138	24,707
NVCMA1	842,202	1,230,598
NVCMC1	20,820	31,155
NVCMD1	969,573	1,588,610
NVCRA1	208,055	352,208
NVCRB1	195,868	121,728
NVDBL2	211,769	365,190
NVDBLP	66,258	16,089
NVDCA2	2,603	287,954
NVDCAP	366,593	110,607
NVDMAP	233,120	528,608
NVDMCP	45,886	30,624
NVFIII	1,532	6,091
NVGEII	1,785	1,543
NVIDAP	170,951	40,967
NVIDCP	21,840	6,636
NVIDMP	3,578,333	118,187
NVIE6	7,408	19,181
NVIX	315,409	104,670
NVLCP1	1,855,545	1,660,277
NVMIG1	644,304	248,444
NVMIVX	318,141	164,780
NVMLG1	1,567,675	476,039
NVMMG1	970,182	643,724
NVMMV1	25,601	44,427
NVMMV2	171,690	172,334
NVNMO1	50,143	19,384
NVNSR2	439,700	123,359
NVOLG1	13,576,518	2,257,257
NVRE1	313,485	545,782
NVSIX2	196,849	188,821
NVSTB1	28,234	16,360
NVSTB2	394,758	81,330
NVTIV3	45,644	151,803
SAM	2,628,250	5,336,527
SAM5	2,107,747	2,840,669
SCF	224,564	341,828
SCGF	467,457	345,802

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

SCVF	71,492	200,702
TRF	355,496	274,224
AMMCGS	40,231	8,354
AMSRS	44,140	69,535
AMTB	173,525	36,127
NOTB3	27,405	25,159
NOTG3	72,842	31,575
NOTMG3	35,843	14,887
PMVAAA	99,545	13,741
PMVFBA	81,222	22,638
PMVLDA	276,161	153,598
PMVRSA	127,261	7,778
PMVTRA	235,653	1,552,772
PVEIB	231,230	18,834
PVGOB	148,914	83,326
TRHS2	827,650	467,598
TRHSP	471,545	451,643
VWHA	475,114	408,883
VRVDRI	5,038	1,817
WFVSCG	293,645	229,133

	$81,052,092	$70,350,598

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2021	0.00%	11,851	$17.47	$207,090	1.93%	9.67%
2020	0.00%	11,130	15.93	177,336	1.92%	5.02%
2019	0.00%	8,152	15.17	123,675	1.82%	15.51%
2018	0.00%	10,689	13.13	140,386	2.13%	-7.07%
2017	0.00%	7,091	14.13	100,213	2.01%	14.67%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.00%	1,565	10.22	16,001	2.07%	10.85%
2020	0.00%	1,092	9.22	10,071	1.29%	2.21%
2019	0.00%	5,875	9.02	53,013	2.11%	16.79%
2018	0.00%	1,138	7.73	8,792	1.19%	-22.74%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2021	0.00%	73,486	35.72	2,624,919	0.77%	35.95%
2020	0.00%	78,373	26.27	2,059,241	0.97%	3.37%
2019	0.00%	102,920	25.42	2,616,068	0.59%	20.10%
2018	0.00%	104,197	21.17	2,205,335	0.48%	-15.03%
2017	0.00%	107,977	24.91	2,689,541	0.45%	13.15%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2021	0.00%	46,958	13.15	617,585	3.54%	6.61%
2020	0.00%	30,376	12.34	374,716	1.58%	9.81%
2019	0.00%	32,557	11.23	365,751	2.54%	9.16%
2018	0.00%	34,926	10.29	359,453	3.07%	-2.57%
2017	0.00%	37,504	10.56	396,173	2.48%	3.92%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	0.00%	58,086	19.00	1,103,836	3.13%	6.27%
2020	0.00%	59,426	17.88	1,062,686	1.31%	9.55%
2019	0.00%	76,317	16.32	1,245,723	2.31%	8.90%
2018	0.00%	84,420	14.99	1,265,344	2.87%	-2.82%
2017	0.00%	83,460	15.42	1,287,236	2.46%	3.67%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.00%	86,934	51.83	4,505,770	1.16%	23.20%
2020	0.00%	89,860	42.07	3,780,280	1.79%	1.21%
2019	0.00%	103,200	41.57	4,289,531	2.06%	29.15%
2018	0.00%	107,010	32.18	3,443,983	1.42%	-12.84%
2017	0.00%	111,972	36.92	4,134,330	1.55%	11.69%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
2021	0.00%	98,039	20.06	1,966,935	0.93%	6.67%
2020	0.00%	99,266	18.81	1,866,950	1.36%	21.01%
2019	0.00%	95,413	15.54	1,482,945	1.34%	17.99%
2018	0.00%	93,251	13.17	1,228,365	0.97%	-7.34%
2017	0.00%	91,672	14.22	1,303,175	1.38%	13.86%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2021	0.00%	24,107	13.11	316,145	4.65%	5.34%
2020	0.00%	35,001	12.45	435,744	4.81%	7.27%
2019	0.00%	17,863	11.61	207,323	5.43%	15.29%
2018	0.00%	12,094	10.07	121,750	5.53%	-2.66%
2017	0.00%	7,065	10.34	73,063	2.07%	3.42%	****

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2021	0.00%	171,816	27.29	4,688,480	0.78%	6.55%
2020	0.00%	123,815	25.61	3,170,953	1.13%	20.80%
2019	0.00%	142,097	21.20	3,012,441	1.16%	17.83%
2018	0.00%	153,420	17.99	2,760,275	0.75%	-7.52%
2017	0.00%	186,437	19.45	3,627,014	1.13%	13.74%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	40,427	43.13	1,743,760	0.77%	23.69%
2019	0.00%	55,772	34.87	1,944,911	1.17%	36.10%
2018	0.00%	65,689	25.62	1,683,175	1.26%	-6.85%
2017	0.00%	69,417	27.51	1,909,533	1.34%	27.33%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.00%	176,942	54.01	9,557,116	1.14%	28.41%
2020	0.00%	180,791	42.06	7,604,478	1.58%	18.01%
2019	0.00%	189,913	35.64	6,769,192	1.73%	31.18%
2018	0.00%	200,324	27.17	5,442,977	1.68%	-4.63%
2017	0.00%	191,812	28.49	5,464,989	1.66%	21.54%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares(DVSCS)
2021	0.00%	88,227	50.46	4,451,904	0.67%	26.14%
2020	0.00%	91,724	40.00	3,669,140	1.05%	10.64%
2019	0.00%	98,180	36.16	3,549,805	0.88%	22.21%
2018	0.00%	110,427	29.58	3,266,943	0.82%	-8.97%
2017	0.00%	119,370	32.50	3,879,711	0.67%	12.40%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.00%	13,823	24.84	343,374	0.62%	34.01%
2020	0.00%	15,516	18.54	287,604	1.06%	-2.18%
2019	0.00%	15,820	18.95	299,762	0.78%	27.72%
2018	0.00%	16,561	14.84	245,699	0.56%	-16.94%
2017	0.00%	16,144	17.86	288,372	0.57%	11.76%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio(DFVGB)
2021	0.00%	20,676	11.84	244,742	0.77%	-1.04%
2020	0.00%	18,066	11.96	216,095	0.03%	1.46%
2019	0.00%	17,046	11.79	200,963	2.67%	4.19%
2018	0.00%	15,419	11.32	174,479	5.22%	1.75%
2017	0.00%	13,111	11.12	145,814	1.94%	2.11%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2021	0.00%	7,803	15.25	119,024	1.48%	14.20%
2020	0.00%	7,660	13.36	102,311	1.00%	11.29%
2019	0.00%	9,510	12.00	114,135	2.93%	18.12%
2018	0.00%	5,743	10.16	58,349	3.03%	-6.90%
2017	0.00%	6,171	10.91	67,342	0.00%	9.13%	****
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2021	0.00%	13,833	13.01	179,973	4.56%	5.58%
2020	0.00%	15,298	12.32	188,515	1.21%	11.72%
2019	0.00%	17,891	11.03	197,345	1.43%	8.46%
2018	0.00%	22,081	10.17	224,569	2.11%	-1.33%
2017	0.00%	19,810	10.31	204,191	4.28%	3.27%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2021	0.00%	11,741	22.91	268,955	2.64%	14.56%
2020	0.00%	11,438	20.00	228,704	2.25%	9.41%
2019	0.00%	11,118	18.27	203,178	2.91%	23.90%
2018	0.00%	10,594	14.75	156,258	1.87%	-19.77%
2017	0.00%	8,514	18.38	156,526	3.18%	29.95%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2021	0.00%	11,794	17.47	206,071	4.13%	18.11%
2020	0.00%	11,535	14.79	170,636	1.93%	-1.76%
2019	0.00%	22,600	15.06	340,325	3.56%	15.86%
2018	0.00%	22,904	13.00	297,693	2.72%	-17.08%
2017	0.00%	21,377	15.68	335,096	4.03%	25.81%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2021	0.00%	19,168	10.76	206,241	0.01%	-0.19%
2020	0.00%	5,934	10.78	63,969	0.40%	0.60%
2019	0.00%	13,891	10.72	148,855	3.13%	2.52%
2018	0.00%	5,126	10.45	53,582	1.76%	1.78%
2017	0.00%	4,075	10.27	41,852	1.31%	0.83%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2021	0.00%	16,312	31.71	517,239	1.77%	27.04%
2020	0.00%	16,240	24.96	405,362	2.02%	-1.37%
2019	0.00%	21,613	25.31	546,997	2.23%	25.78%
2018	0.00%	21,291	20.12	428,389	2.17%	-12.12%
2017	0.00%	22,044	22.89	504,688	2.03%	19.08%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2021	0.00%	14,914	32.35	482,515	2.00%	39.68%
2020	0.00%	7,950	23.16	184,140	1.89%	3.98%
2019	0.00%	7,057	22.27	157,194	1.62%	22.56%
2018	0.00%	5,895	18.17	107,141	0.86%	-15.87%
2017	0.00%	7,139	21.60	154,225	1.08%	9.77%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2021	0.00%	52,066	16.17	841,791	2.27%	10.95%
2020	0.00%	46,428	14.57	676,524	3.10%	8.28%
2019	0.00%	40,081	13.46	539,391	3.52%	20.16%
2018	0.00%	29,986	11.20	335,820	2.78%	-7.66%
2017	0.00%	13,284	12.13	161,117	1.92%	16.54%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.00%	65,008	19.79	1,286,740	2.43%	-1.40%
2020	0.00%	60,526	20.07	1,214,979	2.70%	8.12%
2019	0.00%	62,384	18.57	1,158,240	2.90%	9.44%
2018	0.00%	64,836	16.96	1,099,899	3.08%	-0.59%
2017	0.00%	66,734	17.07	1,138,850	3.20%	4.04%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2021	0.00%	19,809	63.52	1,258,326	0.04%	27.71%
2020	0.00%	15,533	49.74	772,618	0.16%	30.43%
2019	0.00%	2,863	38.14	109,182	0.29%	31.45%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.00%	183,901	36.42	6,698,347	1.82%	24.83%
2020	0.00%	192,646	29.18	5,621,272	1.73%	6.55%
2019	0.00%	205,997	27.39	5,641,560	1.87%	27.32%
2018	0.00%	234,566	21.51	5,045,360	2.20%	-8.40%
2017	0.00%	238,886	23.48	5,609,463	1.64%	12.80%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2021	0.00%	30,111	13.81	415,709	2.19%	-2.28%
2020	0.00%	16,290	14.13	230,152	1.21%	31.17%
2019	0.00%	21,677	10.77	233,480	2.88%	29.30%
2018	0.00%	29	8.33	242	0.87%	-16.70%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2021	0.00%	34,643	27.94	967,757	0.95%	5.79%
2020	0.00%	36,523	26.41	964,413	1.21%	12.39%
2019	0.00%	37,612	23.49	883,663	2.03%	16.00%
2018	0.00%	38,707	20.25	783,965	1.53%	-4.10%
2017	0.00%	40,297	21.12	851,099	1.40%	12.99%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2021	0.00%	130,885	32.24	4,219,994	1.00%	9.47%
2020	0.00%	142,512	29.45	4,197,492	1.37%	14.92%
2019	0.00%	122,412	25.63	3,137,506	1.97%	20.01%
2018	0.00%	125,750	21.36	2,685,697	1.40%	-5.98%
2017	0.00%	139,339	22.72	3,165,092	1.41%	16.47%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2021	0.00%	161,045	37.10	5,974,659	1.01%	12.24%
2020	0.00%	163,443	33.05	5,402,336	1.15%	16.76%
2019	0.00%	176,878	28.31	5,007,347	1.91%	24.37%
2018	0.00%	177,599	22.76	4,042,467	1.25%	-7.88%
2017	0.00%	188,118	24.71	4,648,372	1.37%	20.82%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.00%	142,164	73.24	10,411,394	0.00%	23.08%
2020	0.00%	149,928	59.50	8,920,886	0.06%	43.75%
2019	0.00%	154,665	41.39	6,402,871	0.16%	34.18%
2018	0.00%	177,407	30.85	5,472,552	0.15%	-0.27%
2017	0.00%	169,222	30.93	5,234,454	0.12%	35.00%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.00%	213,115	20.05	4,273,770	1.86%	-0.72%
2020	0.00%	231,344	20.20	4,673,139	2.14%	9.25%
2019	0.00%	247,950	18.49	4,584,313	2.61%	9.58%
2018	0.00%	258,379	16.87	4,359,469	2.44%	-0.63%
2017	0.00%	258,728	16.98	4,393,128	2.25%	4.16%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.00%	190,829	52.60	10,037,674	0.51%	25.51%
2020	0.00%	207,746	41.91	8,706,819	0.56%	18.04%
2019	0.00%	218,295	35.51	7,750,784	0.78%	23.35%
2018	0.00%	240,070	28.79	6,910,474	0.55%	-14.64%
2017	0.00%	262,933	33.72	8,866,549	0.61%	20.70%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.00%	214,525	17.48	3,749,666	2.38%	54.83%
2020	0.00%	206,833	11.29	2,334,992	2.61%	-32.88%
2019	0.00%	207,444	16.82	3,489,102	1.75%	9.82%
2018	0.00%	222,745	15.32	3,411,351	0.68%	-24.77%
2017	0.00%	185,697	20.36	3,780,193	1.55%	-2.78%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.00%	202,286	17.52	3,543,407	0.45%	19.57%
2020	0.00%	204,051	14.65	2,989,242	0.35%	15.49%
2019	0.00%	212,436	12.68	2,694,573	1.72%	27.67%
2018	0.00%	208,975	9.93	2,076,139	1.41%	-14.88%
2017	0.00%	217,178	11.67	2,534,934	1.38%	30.10%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2021	0.00%	8,652	15.40	133,254	1.01%	38.86%
2020	0.00%	8,973	11.09	99,523	2.00%	-6.61%
2019	0.00%	11,422	11.88	135,646	2.21%	23.09%
2018	0.00%	5,844	9.65	56,386	3.08%	-6.31%
2017	0.00%	10,285	10.30	105,914	0.25%	2.98%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.00%	6,605	41.99	277,339	1.62%	33.48%
2020	0.00%	5,742	31.46	180,630	1.33%	8.18%
2019	0.00%	6,962	29.08	202,449	1.62%	34.29%
2018	0.00%	5,207	21.65	112,752	0.79%	-17.33%
2017	0.00%	6,660	26.19	174,447	1.41%	19.21%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2021	0.00%	95,329	14.73	1,404,301	0.89%	-5.74%
2020	0.00%	95,235	15.63	1,488,096	4.10%	17.18%
2019	0.00%	100,606	13.34	1,341,715	1.01%	26.70%
2018	0.00%	114,309	10.53	1,203,239	0.83%	-15.79%
2017	0.00%	133,346	12.50	1,666,901	0.98%	40.41%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
2021	0.00%	2,902	22.48	65,243	1.98%	11.81%
2020	0.00%	2,987	20.11	60,060	1.69%	12.19%
2019	0.00%	3,294	17.92	59,037	3.82%	20.04%
2018	0.00%	3,039	14.93	45,374	3.50%	-9.34%
2017	0.00%	3,666	16.47	60,371	2.88%	12.17%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.00%	33,745	22.20	748,995	1.74%	11.68%
2020	0.00%	34,585	19.87	687,342	1.56%	11.74%
2019	0.00%	52,167	17.79	927,814	4.05%	19.86%
2018	0.00%	74,227	14.84	1,101,430	3.01%	-9.65%
2017	0.00%	83,085	16.42	1,364,523	2.58%	11.98%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2021	0.00%	56,677	10.75	609,386	0.00%	-4.62%
2020	0.00%	61,235	11.27	690,313	8.56%	-5.07%
2019	0.00%	81,981	11.88	973,579	6.79%	2.26%
2018	0.00%	113,177	11.61	1,314,384	0.00%	2.21%
2017	0.00%	113,666	11.36	1,291,464	0.00%	2.15%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.00%	188,449	9.48	1,785,828	0.00%	-4.99%
2020	0.00%	193,243	9.97	1,927,494	8.54%	-5.28%
2019	0.00%	227,910	10.53	2,400,022	7.21%	2.01%
2018	0.00%	275,864	10.32	2,847,681	0.00%	1.94%
2017	0.00%	275,857	10.13	2,793,466	0.00%	1.93%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2021	0.00%	16,682	19.75	329,511	4.88%	17.00%
2020	0.00%	18,489	16.88	312,127	5.95%	0.97%
2019	0.00%	20,221	16.72	338,086	5.54%	16.42%
2018	0.00%	19,321	14.36	277,476	4.92%	-4.09%
2017	0.00%	22,422	14.97	336,036	4.06%	9.94%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2021	0.00%	100,892	26.10	2,632,861	4.67%	16.75%
2020	0.00%	102,370	22.35	2,288,077	5.98%	0.69%
2019	0.00%	112,466	22.20	2,496,411	5.39%	16.06%
2018	0.00%	120,079	19.13	2,296,599	4.76%	-4.30%
2017	0.00%	136,887	19.99	2,735,808	4.14%	9.67%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	82,555	41.19	3,400,480	1.50%	16.23%
2019	0.00%	84,551	35.44	2,996,438	1.49%	29.58%
2018	0.00%	88,308	27.35	2,415,085	1.47%	-4.84%
2017	0.00%	95,893	28.74	2,755,954	1.69%	20.85%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2021	0.00%	143,369	44.42	6,369,038	1.12%	25.67%
2020	0.00%	158,094	35.35	5,588,629	1.70%	5.41%
2019	0.00%	161,036	33.54	5,400,596	1.29%	26.72%
2018	0.00%	170,281	26.46	4,506,340	1.12%	-12.69%
2017	0.00%	174,174	30.31	5,279,082	0.72%	10.92%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.00%	179,299	10.01	1,794,243	1.83%	4.16%
2020	0.00%	171,000	9.61	1,642,819	3.32%	-1.16%
2019	0.00%	183,230	9.72	1,780,994	1.74%	12.53%
2018	0.00%	225,424	8.64	1,947,166	2.66%	-15.44%
2017	0.00%	222,644	10.22	2,274,340	2.53%	16.69%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2021	0.00%	2,194	17.53	38,450	0.00%	16.17%
2020	0.00%	2,012	15.09	30,352	0.26%	4.11%
2019	0.00%	2,670	14.49	38,687	1.32%	11.94%
2018	0.00%	4,672	12.94	60,477	1.50%	-4.34%
2017	0.00%	1,318	13.53	17,834	0.29%	13.11%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2021	0.00%	1,265	11.55	14,614	1.73%	4.84%
2020	0.00%	413	11.02	4,551	2.17%	6.72%
2019	0.00%	313	10.33	3,232	1.10%	8.82%
2018	0.00%	1,657	9.49	15,722	2.17%	-5.12%	****

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.00%	13,447	12.72	171,065	0.00%	8.10%
2020	0.00%	12,226	11.77	143,872	1.15%	7.39%
2019	0.00%	20,254	10.96	221,945	2.20%	5.01%
2018	0.00%	25,682	10.43	267,991	0.00%	-5.07%
2017	0.00%	24,750	10.99	272,072	0.00%	3.67%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2021	0.00%	22,523	42.55	958,320	0.00%	11.93%
2020	0.00%	23,231	38.01	883,120	0.07%	42.35%
2019	0.00%	26,097	26.70	696,907	0.00%	36.76%
2018	0.00%	27,945	19.53	545,687	0.00%	-3.62%
2017	0.00%	32,529	20.26	659,082	0.08%	27.34%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2021	0.00%	2,910	25.32	73,671	0.45%	23.24%
2020	0.00%	2,956	20.54	60,722	0.71%	9.25%
2019	0.00%	3,563	18.80	66,995	0.50%	25.28%
2018	0.00%	3,676	15.01	55,174	0.52%	-11.35%
2017	0.00%	3,772	16.93	63,863	0.61%	14.92%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2021	0.00%	124,564	15.83	1,971,669	3.31%	9.54%
2020	0.00%	113,421	14.45	1,638,866	7.49%	10.22%
2019	0.00%	140,308	13.11	1,839,302	0.00%	15.21%
2018	0.00%	140,920	11.38	1,603,498	1.45%	-6.46%
2017	0.00%	175,238	12.16	2,131,707	4.18%	10.16%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.00%	106,567	17.66	1,881,806	0.00%	19.10%
2020	0.00%	100,972	14.83	1,497,079	0.00%	48.27%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	140,620	37.68	5,298,184	1.45%	13.94%
2019	0.00%	161,907	33.07	5,353,763	1.07%	32.08%
2018	0.00%	174,937	25.04	4,379,616	1.15%	-7.89%
2017	0.00%	191,799	27.18	5,212,828	1.23%	16.91%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.00%	180,099	36.10	6,502,012	0.00%	15.49%
2020	0.00%	181,966	31.26	5,688,323	0.69%	27.64%
2019	0.00%	211,518	24.49	5,180,395	0.90%	31.79%
2018	0.00%	218,071	18.58	4,052,665	1.00%	-13.18%
2017	0.00%	223,738	21.41	4,789,154	0.94%	36.66%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2021	0.00%	139,259	16.15	2,248,954	0.00%	10.22%
2020	0.00%	111,939	14.65	1,640,134	1.16%	21.50%
2019	0.00%	60,772	12.06	732,861	1.09%	28.60%
2018	0.00%	67,531	9.38	633,247	0.84%	-19.42%
2017	0.00%	127,298	11.64	1,481,312	1.75%	26.29%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.00%	30,378	12.24	371,800	4.83%	-3.41%
2020	0.00%	28,634	12.67	362,838	5.88%	3.40%
2019	0.00%	29,420	12.25	360,536	3.76%	10.80%
2018	0.00%	32,006	11.06	353,984	5.12%	-4.40%
2017	0.00%	34,203	11.57	395,683	2.27%	6.27%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.00%	62,535	52.64	3,291,602	0.37%	22.55%
2020	0.00%	66,044	42.95	2,836,574	0.59%	19.93%
2019	0.00%	88,523	35.81	3,170,269	0.20%	26.47%
2018	0.00%	103,215	28.32	2,922,765	0.30%	-10.32%
2017	0.00%	108,717	31.58	3,432,946	0.85%	14.16%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.00%	198,159	20.78	4,117,038	1.60%	10.44%
2020	0.00%	203,887	18.81	3,835,544	2.05%	13.88%
2019	0.00%	243,000	16.52	4,014,263	2.15%	21.78%
2018	0.00%	256,744	13.57	3,482,830	1.80%	-5.44%
2017	0.00%	293,257	14.35	4,206,940	1.52%	18.27%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2021	0.00%	319	17.65	5,629	1.98%	-0.85%
2020	0.00%	295	17.80	5,250	2.51%	10.97%
2019	0.00%	273	16.04	4,378	2.71%	12.18%
2018	0.00%	254	14.30	3,631	2.09%	-1.90%
2017	0.00%	232	14.57	3,381	1.56%	4.01%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2021	0.00%	324	30.36	9,836	0.97%	15.97%
2020	0.00%	298	26.18	7,801	1.38%	14.11%
2019	0.00%	262	22.94	6,010	1.71%	22.09%
2018	0.00%	224	18.79	4,209	1.54%	-3.24%
2017	0.00%	185	19.42	3,592	1.54%	11.37%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2021	0.00%	522	5.93	3,093	1.59%	26.68%
2020	0.00%	474	4.68	2,217	2.29%	-11.99%
2019	0.00%	412	5.32	2,190	0.98%	9.46%
2018	0.00%	369	4.86	1,792	0.30%	-23.23%
2017	0.00%	319	6.33	2,018	0.14%	2.97%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2021	0.00%	28,410	26.87	763,443	5.87%	6.06%
2020	0.00%	28,907	25.34	732,404	7.50%	6.03%
2019	0.00%	38,631	23.90	923,133	6.50%	11.19%
2018	0.00%	47,880	21.49	1,028,983	6.32%	-2.11%
2017	0.00%	48,181	21.96	1,057,824	5.67%	6.68%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	0.00%	24,690	67.74	1,672,417	0.00%	16.36%
2020	0.00%	25,105	58.22	1,461,496	0.00%	49.00%
2019	0.00%	15,546	39.07	607,389	0.00%	37.94%
2018	0.00%	12,076	28.32	342,042	0.00%	-0.06%
2017	0.00%	11,016	28.34	312,199	0.00%	26.89%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
2021	0.00%	712	32.77	23,330	1.62%	18.93%
2020	0.00%	671	27.55	18,486	1.43%	15.70%
2019	0.00%	618	23.81	14,715	2.70%	23.24%
2018	0.00%	570	19.32	11,013	1.77%	-4.27%
2017	0.00%	538	20.18	10,858	0.89%	19.83%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
2021	0.00%	640	29.75	19,040	1.85%	16.88%
2020	0.00%	585	25.45	14,890	1.71%	15.12%
2019	0.00%	550	22.11	12,161	2.64%	21.40%
2018	0.00%	507	18.21	9,234	1.69%	-4.71%
2017	0.00%	462	19.11	8,830	0.80%	16.72%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2021	0.00%	165	37.11	6,124	0.93%	3.99%
2020	0.00%	158	35.69	5,639	0.00%	37.66%
2019	0.00%	152	25.92	3,941	0.00%	23.37%
2018	0.00%	146	21.01	3,068	0.38%	-4.11%
2017	0.00%	137	21.92	3,002	0.00%	23.12%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2021	0.00%	204	66.98	13,663	0.00%	15.17%
2020	0.00%	199	58.16	11,573	0.00%	35.36%
2019	0.00%	203	42.96	8,722	0.00%	49.48%
2018	0.00%	200	28.74	5,748	0.00%	-5.23%
2017	0.00%	189	30.33	5,732	0.00%	32.12%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.00%	79,628	72.04	5,736,558	0.00%	22.60%
2020	0.00%	80,036	58.76	4,703,034	0.17%	39.03%
2019	0.00%	76,892	42.26	3,249,772	0.02%	36.85%
2018	0.00%	83,802	30.88	2,588,067	1.23%	1.72%
2017	0.00%	82,297	30.36	2,498,630	0.00%	29.99%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2021	0.00%	107,848	21.89	2,360,571	0.31%	16.83%
2020	0.00%	104,871	18.73	1,964,737	0.09%	19.47%
2019	0.00%	67,605	15.68	1,060,121	0.21%	35.49%
2018	0.00%	52,378	11.57	606,226	0.32%	-0.41%
2017	0.00%	11,334	11.62	131,726	0.01%	16.22%	****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.00%	121,711	66.61	8,107,744	0.11%	17.75%
2020	0.00%	122,836	56.58	6,949,467	0.00%	50.73%
2019	0.00%	131,184	37.53	4,923,927	0.38%	44.82%
2018	0.00%	101,415	25.92	2,628,504	1.10%	0.91%
2017	0.00%	101,756	25.68	2,613,570	0.45%	44.91%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	0.00%	177,282	15.82	2,804,523	1.01%	13.29%
2020	0.00%	183,388	13.96	2,560,895	1.20%	16.02%
2019	0.00%	214,294	12.04	2,579,170	1.85%	26.71%
2018	0.00%	225,720	9.50	2,144,084	1.68%	-15.14%
2017	0.00%	233,028	11.19	2,608,284	1.57%	30.80%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2021	0.00%	62,432	12.02	750,144	2.20%	-0.24%
2020	0.00%	46,984	12.04	565,915	2.62%	7.43%
2019	0.00%	37,692	11.21	422,609	2.44%	8.41%
2018	0.00%	48,114	10.34	497,615	4.35%	-1.03%
2017	0.00%	21,776	10.45	227,552	6.56%	3.86%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2021	0.00%	51,109	38.12	1,948,078	0.00%	1.80%
2020	0.00%	48,470	37.44	1,814,821	0.00%	45.89%
2019	0.00%	64,683	25.67	1,660,101	0.00%	41.70%
2018	0.00%	44,495	18.11	805,908	0.00%	-1.48%
2017	0.00%	30,506	18.38	560,809	0.00%	26.65%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2021	0.00%	61,735	29.25	1,805,675	0.25%	25.97%
2020	0.00%	64,365	23.22	1,494,450	0.53%	22.53%
2019	0.00%	164,483	18.95	3,116,922	0.59%	39.95%
2018	0.00%	176,439	13.54	2,389,014	0.57%	0.81%
2017	0.00%	205,129	13.43	2,755,182	0.65%	28.42%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2021	0.00%	6,540	18.04	118,009	1.11%	30.99%
2020	0.00%	433	13.78	5,965	1.19%	37.76%	****
MFS(R) Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2021	0.00%	227,593	45.39	10,330,404	1.31%	25.45%
2020	0.00%	249,746	36.18	9,036,029	1.53%	3.48%
2019	0.00%	303,035	34.97	10,595,852	2.14%	29.80%
2018	0.00%	337,246	26.94	9,084,721	1.52%	-10.09%
2017	0.00%	358,696	29.96	10,746,450	1.96%	17.65%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2021	0.00%	4,979	13.88	69,087	0.53%	9.27%
2020	0.00%	3,895	12.70	49,463	1.31%	15.84%
2019	0.00%	723	10.96	7,926	1.19%	9.63%	****

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R)Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
2021	0.00%	33,924	29.66	1,006,314	0.34%	10.55%
2020	0.00%	33,060	26.83	887,061	0.98%	20.52%
2019	0.00%	39,983	22.26	890,138	1.83%	25.94%
2018	0.00%	39,851	17.68	704,444	1.11%	-9.49%
2017	0.00%	39,093	19.53	763,492	1.55%	27.14%
MFS(R)Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.00%	90,393	33.55	3,033,080	0.14%	10.28%
2020	0.00%	93,934	30.43	2,858,187	0.75%	20.21%
2019	0.00%	123,138	25.31	3,116,974	1.54%	25.65%
2018	0.00%	143,582	20.15	2,892,476	0.92%	-9.72%
2017	0.00%	161,165	22.31	3,596,381	1.36%	26.82%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2021	0.00%	26,654	19.78	527,294	4.05%	-0.32%
2020	0.00%	26,313	19.85	522,242	2.85%	7.80%
2019	0.00%	25,074	18.41	461,648	3.93%	10.88%
2018	0.00%	30,072	16.60	499,341	2.54%	-0.65%
2017	0.00%	29,838	16.71	498,703	3.19%	6.24%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2021	0.00%	3,632	11.21	40,715	2.35%	-0.45%
2020	0.00%	2,968	11.26	33,420	1.37%	3.74%
2019	0.00%	4,781	10.85	51,893	4.46%	6.59%
2018	0.00%	1,392	10.18	14,175	3.77%	1.83%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2021	0.00%	136,967	37.13	5,084,979	1.33%	20.29%
2020	0.00%	134,870	30.86	4,162,519	1.79%	3.63%
2019	0.00%	138,111	29.78	4,113,263	1.81%	27.31%
2018	0.00%	149,234	23.39	3,491,092	1.82%	-7.26%
2017	0.00%	153,490	25.22	3,871,564	3.16%	18.00%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.00%	175,610	16.60	2,915,572	1.62%	-2.08%
2020	0.00%	177,788	16.96	3,014,455	1.86%	6.08%
2019	0.00%	242,404	15.98	3,874,387	2.68%	6.27%
2018	0.00%	174,430	15.04	2,623,453	2.08%	-0.05%
2017	0.00%	196,901	15.05	2,962,843	2.10%	2.08%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.00%	247,796	13.31	3,297,759	0.93%	-7.28%
2020	0.00%	249,676	14.35	3,583,503	1.94%	13.30%
2019	0.00%	268,892	12.67	3,406,309	2.41%	22.95%
2018	0.00%	292,690	10.30	3,015,798	0.66%	-17.42%
2017	0.00%	347,881	12.48	4,340,389	1.51%	41.50%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	0.00%	47,146	15.08	710,820	2.37%	12.66%
2020	0.00%	57,054	13.38	763,489	1.10%	7.95%
2019	0.00%	73,894	12.40	916,093	2.69%	19.12%
2018	0.00%	69,997	10.41	728,456	2.07%	-14.53%
2017	0.00%	69,700	12.18	848,726	1.84%	27.45%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.00%	407,649	30.90	12,598,058	1.12%	14.71%
2020	0.00%	403,046	26.94	10,858,594	1.47%	12.00%
2019	0.00%	418,042	24.06	10,056,150	1.62%	20.78%
2018	0.00%	394,997	19.92	7,866,887	1.24%	-4.98%
2017	0.00%	376,456	20.96	7,890,465	1.12%	15.79%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.00%	62,858	16.31	1,024,976	2.13%	-0.72%
2020	0.00%	52,119	16.42	855,988	2.03%	9.21%
2019	0.00%	53,016	15.04	797,324	1.85%	8.98%
2018	0.00%	51,331	13.80	708,353	2.38%	-1.07%
2017	0.00%	47,559	13.95	663,421	1.23%	3.21%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.00%	112,320	44.74	5,025,327	0.00%	16.00%
2020	0.00%	118,297	38.57	4,562,567	0.65%	29.93%
2019	0.00%	129,958	29.68	3,857,719	0.67%	34.78%
2018	0.00%	138,511	22.02	3,050,652	0.23%	-9.42%
2017	0.00%	141,719	24.32	3,445,979	0.71%	30.97%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.00%	78,014	35.07	2,736,247	1.09%	23.65%
2020	0.00%	75,858	28.37	2,151,820	1.64%	13.08%
2019	0.00%	79,378	25.09	1,991,252	1.33%	25.67%
2018	0.00%	86,518	19.96	1,727,082	1.04%	-2.18%
2017	0.00%	89,117	20.41	1,818,695	1.39%	21.93%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.00%	173,900	58.80	10,224,913	0.00%	21.53%
2020	0.00%	176,951	48.38	8,560,830	0.72%	51.49%
2019	0.00%	176,341	31.93	5,631,439	0.35%	30.29%
2018	0.00%	191,011	24.51	4,681,969	0.31%	-0.66%
2017	0.00%	199,101	24.67	4,912,496	0.31%	27.80%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.00%	1,584,985	32.86	52,088,460	0.16%	13.63%
2020	0.00%	1,645,739	28.92	47,599,056	0.22%	12.33%
2019	0.00%	1,755,206	25.75	45,193,502	2.08%	21.83%
2018	0.00%	1,856,017	21.13	39,226,888	1.60%	-7.73%
2017	0.00%	1,993,728	22.90	45,665,516	1.63%	16.68%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.00%	45,714	23.76	1,086,036	0.21%	6.71%
2020	0.00%	45,980	22.26	1,023,689	0.13%	8.55%
2019	0.00%	56,348	20.51	1,155,684	1.91%	13.48%
2018	0.00%	73,685	18.07	1,331,710	1.89%	-3.73%
2017	0.00%	80,239	18.77	1,506,371	1.87%	9.21%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	0.00%	603,093	34.96	21,084,895	2.27%	28.37%
2020	0.00%	586,674	27.24	15,978,130	2.01%	52.30%
2019	0.00%	544,502	23.04	12,547,823	2.29%	31.16%
2018	0.00%	442,741	17.57	7,778,574	1.90%	-4.62%
2017	0.00%	346,747	18.42	6,386,983	2.14%	21.53%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.00%	336,901	35.24	11,870,792	0.13%	15.50%
2020	0.00%	337,329	30.51	10,290,544	0.22%	12.82%
2019	0.00%	360,626	27.04	9,751,477	2.00%	23.73%
2018	0.00%	385,881	21.85	8,433,080	1.51%	-8.85%
2017	0.00%	391,889	23.98	9,396,335	1.51%	18.43%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.00%	45,631	19.33	882,032	0.23%	2.75%
2020	0.00%	45,772	18.81	861,073	0.10%	6.71%
2019	0.00%	38,903	17.63	685,801	2.26%	9.53%
2018	0.00%	37,159	16.09	598,047	1.85%	-1.80%
2017	0.00%	46,389	16.39	760,307	1.80%	5.68%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.00%	823,451	28.19	23,210,596	0.19%	10.31%
2020	0.00%	888,195	25.55	22,694,832	0.14%	10.34%
2019	0.00%	1,003,813	23.16	23,244,593	2.13%	17.74%
2018	0.00%	1,106,796	19.67	21,766,848	1.83%	-5.68%
2017	0.00%	1,180,019	20.85	24,604,286	1.74%	12.93%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2021	0.00%	36,314	14.34	520,872	2.65%	10.53%
2020	0.00%	43,796	12.98	568,356	2.15%	7.34%
2019	0.00%	54,325	12.09	656,802	3.19%	21.42%
2018	0.00%	51,908	9.96	516,886	2.47%	-13.90%
2017	0.00%	51,590	11.57	596,645	2.61%	24.56%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.00%	54,009	26.80	1,447,492	4.68%	4.96%
2020	0.00%	57,914	25.53	1,478,736	5.22%	6.02%
2019	0.00%	63,506	24.08	1,529,511	5.43%	14.74%
2018	0.00%	72,042	20.99	1,512,198	5.96%	-3.00%
2017	0.00%	72,443	21.64	1,567,626	5.44%	6.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2021	0.00%	7,821	16.00	125,112	0.43%	12.34%
2020	0.00%	7,189	14.24	102,373	0.12%	6.59%
2019	0.00%	10,172	13.36	135,896	2.66%	15.52%
2018	0.00%	7,770	11.56	89,859	2.47%	-5.82%
2017	0.00%	4,069	12.28	49,966	3.03%	17.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2021	0.00%	7,494	14.49	108,608	0.44%	7.72%
2020	0.00%	6,576	13.45	88,473	0.14%	4.83%
2019	0.00%	7,848	12.83	100,723	2.76%	13.37%
2018	0.00%	4,857	11.32	54,984	2.47%	-5.38%
2017	0.00%	3,749	11.96	44,853	2.35%	14.30%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.00%	110,991	52.78	5,857,916	1.22%	24.26%
2020	0.00%	111,270	42.47	4,726,128	1.17%	13.11%
2019	0.00%	129,476	37.55	4,861,802	1.29%	25.65%
2018	0.00%	142,407	29.88	4,255,719	1.35%	-11.38%
2017	0.00%	140,820	33.72	4,748,879	1.13%	15.78%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	0.00%	97,549	20.34	1,984,421	5.52%	5.24%
2020	0.00%	96,716	19.33	1,869,551	3.32%	4.06%
2019	0.00%	108,524	18.58	2,015,955	4.63%	9.17%
2018	0.00%	127,321	17.02	2,166,505	2.71%	-2.34%
2017	0.00%	134,413	17.42	2,342,099	4.57%	6.33%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2021	0.00%	39,977	16.19	647,157	0.32%	15.72%
2020	0.00%	38,665	13.99	540,888	0.81%	7.53%
2019	0.00%	30,605	13.01	398,139	3.08%	15.59%
2018	0.00%	23,791	11.25	267,742	2.47%	-6.79%
2017	0.00%	19,034	12.07	229,802	2.56%	17.98%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2021	0.00%	9,641	14.63	141,025	0.33%	10.24%
2020	0.00%	8,972	13.27	119,049	0.66%	5.32%
2019	0.00%	7,915	12.60	99,717	2.84%	14.05%
2018	0.00%	6,934	11.05	76,596	2.27%	-6.81%
2017	0.00%	7,218	11.85	85,559	2.10%	14.96%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.00%	82,931	48.33	4,007,769	1.17%	34.53%
2020	0.00%	110,612	35.92	3,973,467	1.50%	1.49%
2019	0.00%	155,966	35.39	5,520,250	2.67%	26.95%
2018	0.00%	173,945	27.88	4,849,523	1.40%	-9.35%
2017	0.00%	193,185	30.75	5,941,326	1.67%	8.67%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.00%	289,488	15.97	4,623,105	1.41%	34.71%
2020	0.00%	257,940	11.86	3,057,920	1.53%	18.55%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2021	0.00%	78,834	12.30	970,020	2.10%	-2.08%
2020	0.00%	69,966	12.57	879,179	2.68%	7.20%
2019	0.00%	50,654	11.72	593,780	2.61%	8.40%
2018	0.00%	51,347	10.81	555,280	2.79%	-0.36%
2017	0.00%	38,038	10.85	412,856	2.22%	3.12%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	0.00%	37,376	17.20	642,780	1.96%	-1.03%
2020	0.00%	37,674	17.38	654,642	2.56%	7.01%
2019	0.00%	43,668	16.24	709,078	2.77%	8.94%
2018	0.00%	49,919	14.91	744,043	3.20%	-0.42%
2017	0.00%	54,214	14.97	811,461	2.65%	4.40%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2021	0.00%	259,254	24.94	6,466,861	0.28%	15.75%
2020	0.00%	249,997	21.55	5,387,402	0.99%	11.67%
2019	0.00%	250,374	19.30	4,831,611	2.98%	20.22%
2018	0.00%	257,983	16.05	4,141,236	2.16%	-8.04%
2017	0.00%	257,591	17.46	4,496,626	1.82%	16.01%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2021	0.00%	53,499	17.66	944,660	0.22%	4.49%
2020	0.00%	54,004	16.90	912,631	0.26%	7.69%
2019	0.00%	50,834	15.69	797,710	2.65%	10.77%
2018	0.00%	51,267	14.17	726,266	2.43%	-2.51%
2017	0.00%	49,735	14.53	722,683	2.29%	6.35%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2021	0.00%	722,445	26.06	18,824,549	0.24%	18.12%
2020	0.00%	739,554	22.06	16,314,437	1.09%	12.36%
2019	0.00%	775,827	19.63	15,232,052	2.98%	22.32%
2018	0.00%	888,971	16.05	14,268,446	2.15%	-9.39%
2017	0.00%	913,181	17.71	16,175,634	1.57%	18.16%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2021	0.00%	19,286	20.61	397,396	0.25%	9.23%
2020	0.00%	19,853	18.86	374,522	0.56%	9.15%
2019	0.00%	20,399	17.28	352,556	2.67%	14.28%
2018	0.00%	22,790	15.12	344,673	2.05%	-4.68%
2017	0.00%	28,179	15.87	447,081	1.63%	10.08%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2021	0.00%	268,077	23.50	6,299,477	0.26%	13.64%
2020	0.00%	296,900	20.68	6,139,610	0.83%	10.77%
2019	0.00%	348,469	18.67	6,505,401	2.84%	18.32%
2018	0.00%	381,845	15.78	6,024,721	2.13%	-7.07%
2017	0.00%	415,576	16.98	7,055,414	1.83%	14.05%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2021	0.00%	246,851	27.07	6,682,533	0.19%	20.19%
2020	0.00%	252,996	22.52	5,698,520	1.16%	12.74%
2019	0.00%	245,973	19.98	4,914,285	2.88%	24.15%
2018	0.00%	251,531	16.09	4,047,912	1.99%	-10.72%
2017	0.00%	241,045	18.03	4,345,027	1.41%	19.99%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2021	0.00%	133,807	21.88	2,928,354	0.27%	11.12%
2020	0.00%	130,628	19.69	2,572,655	0.70%	9.71%
2019	0.00%	125,913	17.95	2,260,289	2.84%	16.29%
2018	0.00%	122,333	15.44	1,888,329	2.37%	-6.04%
2017	0.00%	116,186	16.43	1,908,805	1.56%	12.01%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.00%	20,702	25.65	530,942	0.20%	8.24%
2020	0.00%	26,960	23.69	638,789	0.13%	9.41%
2019	0.00%	26,454	21.66	572,912	1.87%	15.34%
2018	0.00%	37,993	18.78	713,373	1.97%	-4.85%
2017	0.00%	33,785	19.73	666,690	1.99%	11.13%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
2021	0.00%	33,704	19.01	640,820	0.38%	8.45%
2020	0.00%	31,435	17.53	551,098	0.13%	9.50%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	29,486	16.01	472,068	2.54%	15.51%
2018	0.00%	26,621	13.86	368,980	2.22%	-4.63%
2017	0.00%	24,453	14.53	355,385	2.08%	11.27%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.00%	4,800	33.03	158,536	0.11%	12.16%
2020	0.00%	14,084	29.45	414,737	0.18%	11.62%
2019	0.00%	18,826	26.38	496,671	2.00%	19.94%
2018	0.00%	21,464	22.00	472,125	1.67%	-6.47%
2017	0.00%	22,604	23.52	531,595	1.83%	14.81%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2021	0.00%	49,477	22.90	1,133,070	0.40%	12.38%
2020	0.00%	38,854	20.38	791,806	0.17%	20.04%
2019	0.00%	32,791	18.23	597,698	2.47%	20.11%
2018	0.00%	30,532	15.18	463,338	2.00%	-6.36%
2017	0.00%	26,876	16.21	435,567	1.95%	15.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
2021	0.00%	83,875	24.51	2,056,019	0.31%	13.84%
2020	0.00%	98,905	21.53	2,129,737	0.23%	12.53%
2019	0.00%	94,739	19.14	1,812,883	2.50%	22.04%
2018	0.00%	86,553	15.68	1,357,132	1.93%	-7.61%
2017	0.00%	79,833	16.97	1,354,993	1.89%	16.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
2021	0.00%	28,860	17.61	508,354	0.42%	6.87%
2020	0.00%	28,333	16.48	466,972	0.14%	8.71%
2019	0.00%	25,645	15.16	388,796	2.50%	13.67%
2018	0.00%	24,232	13.34	323,206	2.25%	-3.58%
2017	0.00%	22,137	13.83	306,220	2.15%	9.33%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2021	0.00%	587	11.09	6,509	0.95%	-2.02%
2020	0.00%	998	11.32	11,296	0.91%	7.12%
2019	0.00%	931	10.57	9,837	1.13%	5.66%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2021	0.00%	1,257	15.33	19,274	1.20%	21.87%
2020	0.00%	1,257	12.58	15,816	1.63%	15.76%
2019	0.00%	988	10.87	10,739	0.47%	8.69%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
2021	0.00%	81,023	26.77	2,168,691	0.25%	15.74%
2020	0.00%	77,433	23.13	1,790,742	0.24%	13.00%
2019	0.00%	69,297	20.47	1,418,191	2.35%	23.80%
2018	0.00%	64,584	16.53	1,067,651	1.70%	-8.66%
2017	0.00%	59,753	18.10	1,081,384	2.14%	18.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
2021	0.00%	27,142	14.71	399,194	0.41%	2.85%
2020	0.00%	26,358	14.30	376,937	0.12%	6.95%
2019	0.00%	16,532	13.37	221,055	2.47%	9.65%
2018	0.00%	15,366	12.20	187,390	2.60%	-1.62%
2017	0.00%	12,429	12.40	154,076	1.94%	5.89%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2021	0.00%	382,503	20.98	8,024,558	0.46%	10.44%
2020	0.00%	213,100	19.00	4,048,087	0.14%	17.83%
2019	0.00%	161,135	17.18	2,767,875	2.47%	17.83%
2018	0.00%	156,141	14.58	2,276,303	2.26%	-5.53%
2017	0.00%	134,732	15.43	2,079,099	1.97%	13.16%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	0.00%	14,363	14.80	212,580	2.28%	12.40%
2020	0.00%	15,638	13.17	205,919	0.96%	7.69%
2019	0.00%	19,510	12.23	238,570	2.23%	18.91%
2018	0.00%	29,789	10.28	306,327	1.78%	-14.80%
2017	0.00%	32,280	12.07	389,611	1.47%	27.07%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2021	0.00%	106,704	14.36	1,532,784	3.05%	10.84%
2020	0.00%	94,568	12.96	1,225,579	2.62%	7.53%
2019	0.00%	90,713	12.05	1,093,252	4.25%	21.77%
2018	0.00%	51,025	9.90	505,007	2.99%	-13.81%
2017	0.00%	34,764	11.48	399,190	3.07%	24.88%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	0.00%	121,706	18.76	2,283,192	4.98%	-0.72%
2020	0.00%	114,300	18.90	2,159,891	6.19%	9.31%
2019	0.00%	36,213	17.29	626,043	2.94%	9.89%
2018	0.00%	43,614	15.73	686,162	2.71%	-1.20%
2017	0.00%	44,853	15.92	714,254	3.44%	3.94%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.00%	187,456	19.94	3,738,378	0.39%	-1.08%
2020	0.00%	175,382	20.16	3,535,735	1.02%	51.04%
2019	0.00%	177,721	13.35	2,372,177	1.25%	33.15%
2018	0.00%	184,932	10.02	1,853,893	1.06%	-16.46%
2017	0.00%	199,856	12.00	2,398,157	1.24%	25.77%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	0.00%	153,673	13.03	2,002,088	3.40%	10.58%
2020	0.00%	146,968	11.78	1,731,553	0.00%	17.82%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.00%	181,461	51.02	9,258,435	0.00%	40.45%
2020	0.00%	188,493	36.33	6,847,175	0.00%	30.09%
2019	0.00%	210,614	27.93	5,881,400	4.11%	30.53%
2018	0.00%	225,217	21.39	4,818,217	0.31%	-3.08%
2017	0.00%	237,078	22.07	5,232,954	0.37%	30.20%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.00%	122,840	42.85	5,264,074	0.12%	-4.70%
2020	0.00%	132,191	44.97	5,943,154	0.00%	60.90%
2019	0.00%	154,743	27.95	4,324,781	0.00%	37.25%
2018	0.00%	158,438	20.36	3,226,174	0.00%	-6.85%
2017	0.00%	173,342	21.86	3,789,231	0.00%	27.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2021	0.00%	4,638	29.17	135,290	0.80%	24.20%
2020	0.00%	5,339	23.49	125,391	2.31%	-1.07%
2019	0.00%	4,387	23.74	104,148	2.30%	23.97%
2018	0.00%	4,808	19.15	92,072	1.28%	-13.12%
2017	0.00%	4,198	22.04	92,526	1.32%	13.95%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.00%	99,861	32.62	3,257,923	0.76%	24.02%
2020	0.00%	100,679	26.31	2,648,527	2.05%	-1.14%
2019	0.00%	112,690	26.61	2,998,807	2.22%	23.85%
2018	0.00%	125,897	21.49	2,705,190	1.04%	-13.15%
2017	0.00%	140,709	24.74	3,481,423	1.10%	13.84%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.00%	59,282	35.71	2,117,174	0.31%	26.57%
2020	0.00%	59,709	28.22	1,684,778	0.40%	13.55%
2019	0.00%	69,005	24.85	1,714,733	0.64%	28.07%
2018	0.00%	74,585	19.40	1,447,156	0.56%	-4.76%
2017	0.00%	74,248	20.37	1,512,697	0.54%	24.85%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2021	0.00%	99,103	36.56	3,623,128	0.33%	26.76%
2020	0.00%	101,598	28.84	2,930,328	0.70%	13.34%
2019	0.00%	139,859	25.45	3,559,160	0.69%	26.05%
2018	0.00%	173,261	20.19	3,498,074	0.57%	-5.87%
2017	0.00%	179,944	21.45	3,859,736	0.53%	18.36%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.00%	538,274	71.53	38,504,975	0.68%	30.24%
2020	0.00%	387,838	54.92	21,301,809	1.34%	18.90%
2019	0.00%	430,074	46.19	19,867,262	1.72%	37.62%
2018	0.00%	471,092	33.57	15,813,728	0.78%	-1.27%
2017	0.00%	503,866	34.00	17,131,874	0.48%	27.31%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.00%	175,894	29.71	5,226,510	1.08%	46.75%
2020	0.00%	186,896	20.25	3,784,366	1.52%	-5.39%
2019	0.00%	211,385	21.40	4,523,842	1.72%	30.70%
2018	0.00%	221,367	16.37	3,624,642	1.87%	-3.92%
2017	0.00%	232,181	17.04	3,956,889	2.09%	6.50%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2021	0.00%	55,530	26.27	1,458,843	0.82%	14.20%
2020	0.00%	56,842	23.00	1,307,620	0.97%	19.32%
2019	0.00%	60,417	19.28	1,164,843	1.01%	24.96%
2018	0.00%	51,692	15.43	797,556	1.18%	-11.34%
2017	0.00%	37,811	17.40	658,023	0.96%	14.18%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2021	0.00%	10,543	11.67	123,007	1.39%	-0.44%
2020	0.00%	9,670	11.72	113,321	2.05%	3.20%
2019	0.00%	8,184	11.36	92,931	2.46%	4.33%
2018	0.00%	8,276	10.88	90,073	2.18%	0.98%
2017	0.00%	9,545	10.78	102,875	2.13%	1.95%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.00%	87,535	12.81	1,121,178	1.17%	-0.59%
2020	0.00%	64,288	12.88	828,306	1.65%	2.83%
2019	0.00%	62,423	12.53	782,128	2.25%	4.09%
2018	0.00%	64,419	12.04	775,444	2.11%	0.82%
2017	0.00%	70,684	11.94	843,936	1.73%	1.58%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.00%	83,893	21.02	1,763,805	2.36%	10.40%
2020	0.00%	91,094	19.04	1,734,793	1.38%	5.18%
2019	0.00%	106,660	18.11	1,931,207	2.46%	12.49%
2018	0.00%	108,312	16.10	1,743,425	1.91%	-15.69%
2017	0.00%	115,338	19.09	2,201,979	2.00%	22.72%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.00%	644,193	11.93	7,684,551	0.00%	0.00%
2020	0.00%	870,481	11.93	10,383,931	0.20%	0.24%
2019	0.00%	436,476	11.90	5,194,058	1.76%	1.78%
2018	0.00%	503,327	11.69	5,884,755	1.36%	1.39%
2017	0.00%	466,997	11.53	5,385,104	-3.60%	0.42%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2021	0.00%	48,415	10.41	503,942	0.00%	0.00%
2020	0.00%	118,831	10.41	1,236,888	0.20%	0.26%
2019	0.00%	54,674	10.38	567,620	1.93%	1.83%
2018	0.00%	435,541	10.20	4,440,381	1.16%	1.44%
2017	0.00%	203,549	10.05	2,045,715	0.51%	0.47%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.00%	67,572	51.44	3,475,936	0.00%	30.84%
2020	0.00%	70,786	39.32	2,783,079	0.02%	22.69%
2019	0.00%	74,909	32.05	2,400,533	0.07%	25.65%
2018	0.00%	83,105	25.50	2,119,561	0.01%	-12.63%
2017	0.00%	86,198	29.19	2,516,345	0.00%	13.49%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.00%	42,011	48.22	2,025,877	0.00%	10.31%
2020	0.00%	43,016	43.72	1,880,502	0.00%	40.89%
2019	0.00%	51,397	31.03	1,594,814	0.00%	35.71%
2018	0.00%	48,117	22.86	1,100,151	0.00%	-7.94%
2017	0.00%	50,135	24.84	1,245,143	0.00%	24.92%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.00%	36,683	38.89	1,426,609	0.00%	32.04%
2020	0.00%	40,440	29.45	1,191,084	0.08%	5.15%
2019	0.00%	45,919	28.01	1,286,193	1.13%	19.00%
2018	0.00%	41,951	23.54	987,433	0.61%	-16.95%
2017	0.00%	53,348	28.34	1,512,017	0.50%	9.06%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.00%	116,191	44.41	5,159,942	0.78%	21.88%
2020	0.00%	120,335	36.44	4,384,556	1.13%	10.35%
2019	0.00%	132,610	33.02	4,378,437	1.29%	29.31%
2018	0.00%	104,884	25.53	2,678,133	1.06%	0.00%
2017	0.00%	115,502	25.53	2,949,329	1.01%	20.52%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.00%	11,811	24.28	286,804	0.00%	12.72%
2020	0.00%	11,856	21.54	255,400	0.00%	39.71%
2019	0.00%	23,125	15.42	356,564	0.00%	32.48%
2018	0.00%	21,468	11.64	249,858	0.00%	-6.56%
2017	0.00%	22,298	12.46	277,730	0.00%	24.56%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.00%	24,418	49.04	1,197,411	0.38%	23.48%
2020	0.00%	25,554	39.71	1,014,862	0.62%	19.56%
2019	0.00%	27,290	33.22	906,480	0.43%	25.88%
2018	0.00%	29,564	26.39	780,091	0.49%	-5.73%
2017	0.00%	30,080	27.99	841,908	0.49%	18.43%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.00%	82,199	13.58	1,116,229	2.69%	0.74%
2020	0.00%	74,222	13.48	1,000,491	2.28%	3.46%
2019	0.00%	83,675	13.03	1,090,217	1.72%	3.69%
2018	0.00%	106,049	12.57	1,332,603	1.73%	1.02%
2017	0.00%	98,879	12.44	1,229,949	1.15%	0.89%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2021	0.00%	28,842	14.66	422,920	1.00%	8.51%
2020	0.00%	28,981	13.51	391,634	2.23%	5.66%
2019	0.00%	27,741	12.79	354,787	2.31%	14.48%
2018	0.00%	23,416	11.17	261,589	1.75%	-6.15%
2017	0.00%	19,128	11.90	227,690	1.67%	10.58%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2021	0.00%	27,793	15.66	435,177	0.99%	12.43%
2020	0.00%	25,319	13.93	352,610	2.11%	5.18%
2019	0.00%	22,249	13.24	294,599	1.93%	16.93%
2018	0.00%	19,615	11.32	222,109	1.90%	-8.84%
2017	0.00%	11,079	12.42	137,613	1.69%	17.45%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2021	0.00%	17,992	15.65	281,595	1.04%	10.98%
2020	0.00%	16,780	14.10	236,641	2.26%	5.90%
2019	0.00%	14,918	13.32	198,662	2.13%	16.16%
2018	0.00%	13,281	11.46	152,253	1.53%	-7.38%
2017	0.00%	12,438	12.38	153,944	1.70%	13.83%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2021	0.00%	41,437	16.75	694,087	11.09%	16.23%
2020	0.00%	40,618	14.41	585,350	5.03%	8.01%
2019	0.00%	39,480	13.34	526,744	2.84%	11.90%
2018	0.00%	45,629	11.92	544,065	3.23%	-5.41%
2017	0.00%	41,154	12.61	518,756	4.73%	13.54%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2021	0.00%	30,180	14.42	435,071	5.90%	-7.52%
2020	0.00%	28,139	15.59	438,623	5.48%	10.77%
2019	0.00%	29,036	14.07	408,591	2.02%	7.02%
2018	0.00%	35,369	13.15	465,042	4.91%	-3.98%
2017	0.00%	38,215	13.69	523,265	1.60%	10.85%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2021	0.00%	204,503	13.77	2,815,174	0.52%	-0.93%
2020	0.00%	196,756	13.89	2,733,848	1.23%	2.99%
2019	0.00%	230,499	13.49	3,109,652	2.78%	4.03%
2018	0.00%	222,241	12.97	2,882,171	1.93%	0.34%
2017	0.00%	212,261	12.93	2,743,723	1.35%	1.35%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2021	0.00%	28,377	8.40	238,291	5.33%	33.34%
2020	0.00%	14,458	6.30	91,051	6.21%	1.35%
2019	0.00%	13,833	6.21	85,953	4.48%	11.43%
2018	0.00%	17,701	5.58	98,705	2.16%	-14.13%
2017	0.00%	9,743	6.49	63,270	10.83%	2.15%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.00%	99,084	14.35	1,421,811	2.11%	8.64%
2019	0.00%	114,438	13.21	1,511,555	3.03%	8.35%
2018	0.00%	123,555	12.19	1,506,139	2.54%	-0.54%
2017	0.00%	118,367	12.26	1,450,669	1.98%	4.92%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.00%	32,924	18.26	601,287	1.06%	27.30%
2020	0.00%	22,020	14.35	315,899	1.64%	5.80%
2019	0.00%	19,979	13.56	270,899	1.83%	30.40%
2018	0.00%	17,160	10.40	178,427	0.02%	-8.49%
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2021	0.00%	24,473	31.63	774,037	0.00%	22.65%
2020	0.00%	24,495	25.79	631,638	0.02%	38.71%
2019	0.00%	3,314	18.59	61,609	0.14%	36.74%
2018	0.00%	2,443	13.60	33,213	0.00%	2.38%
2017	0.00%	1,504	13.28	19,972	0.04%	30.90%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.00%	70,232	73.48	5,160,783	0.00%	12.83%
2020	0.00%	69,479	65.13	4,524,926	0.00%	29.27%
2019	0.00%	71,727	50.38	3,613,680	0.00%	28.63%
2018	0.00%	76,656	39.17	3,002,421	0.00%	0.86%
2017	0.00%	70,003	38.83	2,718,511	0.00%	27.31%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
2021	0.00%	53,658	53.74	2,883,335	0.00%	13.10%
2020	0.00%	56,741	47.51	2,695,775	0.00%	29.62%
2019	0.00%	48,986	36.65	1,795,517	0.00%	28.95%
2018	0.00%	39,316	28.43	1,117,589	0.00%	1.11%
2017	0.00%	31,424	28.11	883,456	0.00%	27.58%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.00%	216,952	9.38	2,036,011	0.44%	18.92%
2020	0.00%	208,477	7.89	1,645,224	0.92%	19.11%
2019	0.00%	256,009	6.63	1,696,162	0.00%	11.87%
2018	0.00%	242,828	5.92	1,438,147	0.00%	-28.28%
2017	0.00%	178,322	8.26	1,472,474	0.00%	-1.70%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2021	0.00%	7,094	15.80	112,100	1.07%	46.87%
2020	0.00%	7,047	10.76	75,820	1.32%	-1.33%
2019	0.00%	7,067	10.90	77,060	3.37%	9.04%	****
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.00%	12,362	71.82	887,812	0.00%	7.64%
2020	0.00%	12,750	66.72	850,682	0.00%	57.78%
2019	0.00%	12,162	42.29	514,282	0.00%	24.83%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.00%	15,298	33.88	518,220	0.00%	1.31%
2017	0.00%	14,852	33.44	496,608	0.00%	25.86%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.